UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00214
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SENTINEL GROUP FUNDS, INC.
--------------------------------

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONTPELIER, VT 05604
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(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604
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(Name and address of agent for service)

(800) 282-3863
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Registrant's telephone number, including area code

Date of fiscal year end: 11/30/13

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Date of reporting period: 02/28/13

ITEM 1. Schedule of Investments (follows)

Sentinel Balanced Fund
(Unaudited)

Fund Profile
at February 28, 2013

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	63.3%
U.S. Government Obligations	19.9%
Corporate Bonds	10.7%
Foreign Stocks & ADR's	2.1%
Domestic Exchange Traded Funds	0.8%
Commercial Mortgage-Backed Securities	0.5%
Cash and Other	2.7%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.0%	GNMA II MA0625	3.50%	12/20/42	2.8%
Int'l. Business Machines Corp.	1.6%	FNMA 890459	4.00%	07/01/42	1.9%
Procter & Gamble Co.	1.4%	FNMA AB5666	3.50%	07/01/42	1.9%
PepsiCo, Inc.	1.4%	FHLMC C03764	3.50%	02/01/42	1.4%
Chevron Corp.	1.3%	FNMA AL2302	4.50%	08/01/41	1.2%
Time Warner, Inc.	1.3%	FNMA 995371	4.50%	03/01/34	0.9%
The Travelers Cos., Inc.	1.2%	FNR 10-155 PC	4.00%	02/25/40	0.9%
United Technologies Corp.	1.2%	FHLMC G08505	3.00%	09/01/42	0.8%
Honeywell Int'l., Inc.	1.2%	Phillips 66	4.30%	04/01/22	0.6%
Microsoft Corp.	1.2%	FGLMC A79255	5.00%	11/01/37	0.6%
Total of Net Assets	13.8%	Total of Net Assets			13.0%

Average Effective Duration (for all Fixed Income Holdings) 5.1 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Schedule of Investments
at February 28, 2013 (Unaudited)

	Principal				Principal				Principal
	Amount		Value		Amount		Value		Amount		Value
	(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)
U.S. Government Obligations 19.9%				FHLMC G11943				Federal National Mortgage
U.S. Government Agency				5.5%, 04/01/21	14	M	$ 14,771	Association 12.1%
Obligations 19.9%							67,902	Agency Discount Notes:
Federal Home Loan Mortgage				20-Year:				0.01%, 03/01/13	14,000	M	$14,000,000
Corporation 4.7%				FHLMC P00020				Collateralized Mortgage Obligations:
Agency Discount Notes:				6.5%, 10/01/22	75	M	82,118	FNR 02-2 UC
0.04%, 03/08/13	5,000	M	$4,999,961	30-Year:				6%, 02/25/17	13	M	14,237
Mortgage-Backed Securities:				FHLMC G08062				FNR 10-155 PC
15-Year:				5%, 06/01/35	19	M	20,502	4%, 02/25/40	2,000	M	2,211,319
FHLMC E01488				FGLMC A79255							2,225,556
5%, 10/01/18	17	M	18,339	5%, 11/01/37	1,356	M	1,460,427	Mortgage-Backed Securities:
FHLMC E01492				FHLMC C03764				15-Year:
5.5%, 10/01/18	11	M	12,103	3.5%, 02/01/42	3,599	M	3,807,129	FNMA 254907
FHLMC G18091				FHLMC G08505				5%, 10/01/18	17	M	18,430
				3%, 09/01/42	1,963	M	2,024,684
6%, 12/01/20	10	M	10,559				7,312,742	FNMA 255273
FHLMC G18106				Total Federal Home Loan				4.5%, 06/01/19	27	M	28,615
5.5%, 03/01/21	11	M	12,130	Mortgage Corporation			12,462,723

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)
	Principal				Principal				Principal
	Amount		Value		Amount		Value		Amount		Value
(M=$1,000)			(Note 2)		(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)

FNMA 255358				Methanex Corp.				JPMorgan Chase & Co.
5%, 09/01/19	6	M	$ 6,906	3.25%, 12/15/19	730	M	$ 743,029	4.5%, 01/24/22	440	M	$ 490,662
			53,951				3,295,667				3,990,078
30-Year:				Capital Goods 0.3%				Health Care 0.4%
FNMA 545759				Interface Security Systems Holdings Inc / Interface				Cigna Corp.
6.5%, 07/01/32	467		525	Security Systems LLC				4%, 02/15/22	1,000	M	1,082,175
FNMA 687301				9.25%, 01/15/18(a)	720	M	736,200	Insurance 0.3%
6%, 11/01/32	382		430	Consumer Cyclical 1.2%				Infinity Property & Casualty Corp.
FNMA 690305				American Axle & Manufacturing, Inc.				5%, 09/19/22	700	M	733,363
5.5%, 03/01/33	6	M	6,103	6.625%, 10/15/22	1,250	M	1,284,375	Media 0.7%
FNMA 748895				Continental Rubber America Corp.
6%, 12/01/33	332	M	372,564	4.5%, 09/15/19(a)	720	M	738,000	DIRECTV Holdings LLC
FNMA 995371				Ford Motor Credit Co. LLC				3.8%, 03/15/22	725	M	729,241
4.5%, 03/01/34	2,130	M	2,304,128	5.875%, 08/02/21	645	M	736,892	NBCUniversal Media LLC
FNMA 811311				Macy's Retail Holdings, Inc.				4.375%, 04/01/21	1,000	M	1,128,246
2.158%, 12/01/34	9	M	9,608	3.875%, 01/15/22	470	M	492,161				1,857,487
FNMA 810896							3,251,428	Real Estate 0.7%
2.145%, 01/01/35	8	M	8,241	Consumer Non-Cyclical 0.6%				Health Care Reality, Inc.
FNMA 832258				Pernod-Ricard SA				4.95%, 01/15/21	750	M	835,978
2.762%, 08/01/35	19	M	20,500	4.45%, 01/15/22(a)	450	M	496,264	Realty Income Corp.
FNMA AL2302				SABMiller Holdings, Inc.				2%, 01/31/18	975	M	978,661
4.5%, 08/01/41	2,803	M	3,074,665	3.75%, 01/15/22(a)	700	M	749,405				1,814,639
FNMA AB5666				Tervita Corp.				Technology 0.4%
3.5%, 07/01/42	4,775	M	5,070,394	8%, 11/15/18(a)	530	M	546,894	Cricket Communications, Inc.
FNMA 890459							1,792,563	7.75%, 10/15/20	710	M	727,750
4%, 07/01/42	4,796	M	5,134,997					Tech Data Corp.
			16,002,155	Energy 2.2%				3.75%, 09/21/17	465	M	485,259
Total Federal National				Access Midstream Partners LP / ACMP Finance Corp.							1,213,009
Mortgage Association			32,281,662	4.875%, 05/15/23	750	M	743,437	Telecommunications 1.0%
Government National Mortgage				Halcon Resources Corp.				Ericsson LM
Corporation 3.1%				8.875%, 05/15/21(a)	680	M	734,400	4.125%, 05/15/22	940	M	972,858
Collateralized Mortgage Obligations:				Penn Virginia Resource Partners LP / Penn Virginia
				Resource Finance Corp II				Sprint Nextel Corp.
GNR 12-147 Interest Only				8.375%, 06/01/20(a)	460	M	487,600	6%, 11/15/22	625	M	634,375
0.6024%, 04/16/54	14,567	M	875,090	Phillips 66				Verizon Communications, Inc.
Mortgage-Backed Securities:				4.3%, 04/01/22	1,500	M	1,655,977	3.5%, 11/01/21	1,000	M	1,053,213
20-Year:				Transocean, Inc.							2,660,446
GNMA 514482				3.8%, 10/15/22	725	M	726,185	Transportation 0.2%
7.5%, 09/15/14	5	M	4,586	Trinidad Drilling Ltd.				Penske Truck Leasing Co Lp
30-Year:				7.875%, 01/15/19(a)	700	M	754,250	2.5%, 07/11/14(a)	500	M	508,587
								Total Corporate Bonds
GNMA II MA0625				Weatherford Int'l. Ltd				(Cost $28,081,347)			28,762,259
3.5%, 12/20/42	6,961	M	7,472,175	5.125%, 09/15/20	670	M	724,768
Total Government							5,826,617	Commercial Mortgage-Backed Securities 0.5%
National Mortgage				Financials 1.5%				Financials 0.5%
Corporation			8,351,851
Total U.S. Government Obligations				Ally Financial, Inc.				Morgan Stanley Capital I Trust
(Cost $52,808,150)			53,096,236	5.5%, 02/15/17	695	M	756,853	5.508%, 02/12/44
				Bank of America Corp.				(Cost $1,272,225)	1,250	M	1,264,703
Corporate Bonds 10.7%				5.7%, 01/24/22	415	M	491,751
Basic Industry 1.2%				Citigroup, Inc.							Value
Allegheny Technologies, Inc.				4.5%, 01/14/22	440	M	490,522		Shares		(Note 2)
5.95%, 01/15/21	665	M	743,938	FirstMerit Corp.				Domestic Common Stocks 63.3%
Ardagh Packaging Finance PLC / Ardagh MP Holdings				4.35%, 02/04/23	715	M	736,298
USA, Inc.				Goldman Sachs Group, Inc.				Consumer Discretionary 6.1%
7%, 11/15/20(a)	740	M	743,700	5.75%, 01/24/22	415	M	487,742	Comcast Corp.	60,000		2,298,600
Brookfield Residential Properties, Inc.				Int'l. Lease Finance Corp.				Gap, Inc.	34,000		1,119,280
6.5%, 12/15/20(a)	1,000	M	1,065,000	6.5%, 09/01/14(a)	500	M	536,250	McDonald's Corp.	17,500		1,678,250
								Nike, Inc.	20,000		1,089,200

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund
(Unaudited)

		Value			Value				Value
	Shares	(Note 2)		Shares	(Note 2)		Shares		(Note 2)
Omnicom Group, Inc.	45,000	$ 2,588,850	US Bancorp	50,000	$ 1,699,000	Riverbed Technology,
Staples, Inc.	35,000	461,300	Wells Fargo & Co.	50,000	1,754,000	Inc.*	100,000		$ 1,528,000
Time Warner Cable, Inc.	20,000	1,727,800			25,880,152	Seagate Technology PLC	20,000		643,200
Time Warner, Inc.	65,000	3,456,050	Health Care 8.7%			Synopsys, Inc.*	25,000		875,750
TJX Cos., Inc.	40,000	1,798,800	Amgen, Inc.	20,000	1,828,200	Texas Instruments, Inc.	60,000		2,062,200
		16,218,130	Becton Dickinson & Co.	15,000	1,320,900	Visa, Inc.	7,500		1,189,800
Consumer Staples 7.2%			Bristol-Myers Squibb Co.	60,000	2,218,200	Western Union Co.	45,000		631,350
Altria Group, Inc.	30,000	1,006,500	Covidien PLC	20,000	1,271,400				29,534,411
CVS Caremark Corp.	20,000	1,022,400	Eli Lilly & Co.	25,000	1,366,500	Materials 2.1%
HJ Heinz Co.	25,000	1,810,750	Forest Laboratories, Inc.*	20,000	736,000	EI Du Pont de Nemours & Co.	40,000		1,916,000
Kellogg Co.	33,420	2,021,910	Gilead Sciences, Inc.*	40,000	1,708,400	Freeport-McMoRan
Kraft Foods Group, Inc.	10,000	484,700	Johnson & Johnson	40,000	3,044,400	Copper & Gold, Inc.	60,000		1,915,200
Mondelez Int'l. Inc	30,000	829,500	Medtronic, Inc.	36,200	1,627,552	Praxair, Inc.	15,000		1,695,750
PepsiCo, Inc.	50,000	3,788,500	Merck & Co., Inc.	42,500	1,816,025				5,526,950
Philip Morris Int'l., Inc.	25,000	2,293,750	Pfizer, Inc.	100,000	2,737,000	Telecommunication Services 1.5%
Procter & Gamble Co.	50,000	3,809,000	Stryker Corp.	15,000	958,200	AT&T, Inc.	30,000		1,077,300
Wal-Mart Stores, Inc.	30,000	2,123,400	UnitedHealth Group, Inc.	20,000	1,069,000	Rogers Communications,
		19,190,410	Zimmer Holdings, Inc.	20,000	1,499,200	Inc.	25,000		1,187,250
Energy 8.4%					23,200,977	Verizon Communications, Inc.	40,000		1,861,200
Apache Corp.	10,800	802,116	Industrials 8.1%						4,125,750
Chevron Corp.	30,000	3,514,500	ADT Corp.	17,500	838,075
EOG Resources, Inc.	22,500	2,828,475	Babcock & Wilcox Co.	25,000	675,500	Utilities 0.5%
						Entergy Corp.	20,000		1,245,200
ExxonMobil Corp.	60,000	5,373,000	Boeing Co.	30,000	2,307,000	Total Domestic Common Stocks
Marathon Oil Corp.	40,000	1,340,000	Canadian National			(Cost $98,283,315)			169,080,436
Marathon Petroleum			Railway Co.	22,500	2,281,500	Domestic Exchange Traded Funds 0.8%
Corp.	20,000	1,657,600	Deere & Co.	20,000	1,756,600	Financials 0.8%
McDermott Int'l., Inc.*	50,000	636,000	General Dynamics Corp.	25,000	1,699,250	SPDR KBW Regional
Noble Energy, Inc.	20,000	2,216,600	General Electric Co.	85,000	1,973,700	Banking
Schlumberger Ltd.	35,000	2,724,750	Honeywell Int'l., Inc.	45,000	3,154,500	(Cost $1,376,516)*	65,000		1,974,050
Transocean Ltd.	12,500	653,750	Northrop Grumman Corp.	20,000	1,313,600	Foreign Stocks & ADR's 2.1%
Weatherford Int'l. Ltd.*	55,500	659,340	Tyco Int'l. Ltd.	35,000	1,120,350	Australia 0.6%
		22,406,131	United Technologies			BHP Billiton Ltd. ADR	20,000		1,497,200
Financials 9.7%			Corp.	35,000	3,169,250	Germany 0.9%
ACE Ltd.	20,000	1,707,800	Verisk Analytics, Inc.*	25,000	1,463,000	SAP AG ADR	30,000		2,346,000
					21,752,325
American Express Co.	46,200	2,871,330				Mexico 0.4%
Bank of America Corp.	75,000	842,250	Information Technology 11.0%			America Movil SA de CV
Bank of New York Mellon			Accenture PLC	30,000	2,230,800	ADR	50,000		1,044,500
Corp.	45,000	1,221,300	Activision Blizzard, Inc.	79,600	1,138,280	Switzerland 0.2%
Chubb Corp.	20,000	1,680,600	Broadcom Corp.	35,000	1,193,850	Novartis AG ADR	10,000		678,000
CME Group, Inc.	15,000	897,300	Check Point Software			Total Foreign Stocks & ADR's
Goldman Sachs Group,			Technologies Ltd.*	34,000	1,785,340	(Cost $3,609,629)			5,565,700
Inc.	11,000	1,647,360	Cisco Systems, Inc.	75,000	1,563,750	Institutional Money Market Funds 1.1%
JPMorgan Chase & Co.	43,670	2,136,337	Dell, Inc.	110,000	1,534,500	State Street Institutional US
McGraw-Hill Cos., Inc.	35,000	1,629,250	EMC Corp.*	100,000	2,301,000	Government Money Market Fund
						(Cost $3,024,998)	3,024,998		3,024,998
MetLife, Inc.	30,000	1,063,200	Intel Corp.	50,000	1,042,500
Morgan Stanley	30,000	676,500	Int'l. Business Machines				Principal
PNC Financial Services			Corp.	21,437	4,305,193		Amount		Value
							(M=$1,000)		(Note 2)
Group, Inc.	12,500	779,875	KLA-Tencor Corp.	25,000	1,369,000
The Travelers Cos., Inc.	40,000	3,216,800	Microsoft Corp.	112,410	3,124,998	Corporate Short-term Notes 1.1%
Toronto-Dominion Bank	25,000	2,057,250	NetApp, Inc.*	30,000	1,014,900	Chevron Corp.
						0.08%, 03/05/13	700	M	699,994

The accompanying notes are an integral part of the financial statements.

Sentinel Balanced Fund

(Unaudited)

		Principal
		Amount		Value
		(M=$1,000)		(Note 2)

Colgate-Palmolive Co.
0.08%, 03/05/13		2,178	M	$2,177,980
Total Corporate Short-term Notes
(Cost $2,877,974)				2,877,974
Total Investments 99.5%
(Cost $191,334,154)†				265,646,356

Other Assets in Excess of
Liabilities 0.5%				1,352,261

Net Assets 100.0%				$266,998,617

*	Non-income producing.

†	Cost for federal income tax purposes is $191,334,154.
At February 28, 2013 unrealized appreciation for
	federal income tax purposes aggregated $74,312,202
of which $77,610,017 related to appreciated
securities and $3,297,815 related to depreciated
	securities.

(a)	Security exempt from registration under Rule 144A of
the Securities Act of 1933, as amended. These
	securities may be resold in transactions exempt from
registration, normally to qualified institutional
buyers. At February 28, 2013, the market value of
rule 144A securities amounted to $8,096,550 or
	3.03% of net assets.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund
(Unaudited)
Fund Profile
at February 28, 2013
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	29.3%	Consumer Staples	10.3%
Consumer Discretionary	16.4%	Energy	6.2%
Industrials	13.2%	Financials	5.0%
Health Care	13.0%	Materials	4.2%
		Index	0.7%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Int'l. Business Machines Corp.	4.1%	Target Corp.	2.7%
Apple, Inc.	4.0%	Oracle Corp.	2.5%
Visa, Inc.	2.9%	Express Scripts Holding Co.	2.4%
Microsoft Corp.	2.8%	Cognizant Technology Solutions Corp.	2.4%
Union Pacific Corp.	2.8%	Pfizer, Inc.	2.4%
		Total of Net Assets	29.0%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at February 28, 2013 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 94.4%			EQT Corp.	28,650	$1,807,528	Joy Global, Inc.	18,400	$1,165,456
Consumer Discretionary 16.4%			ExxonMobil Corp.	13,560	1,214,298	Precision Castparts Corp.	13,090	2,442,463
Bed Bath & Beyond, Inc.*	17,860	$1,013,555	FMC Technologies, Inc.*	12,410	644,203	Union Pacific Corp.	22,910	3,141,190
CBS Corp.	33,420	1,450,094	National Oilwell Varco,			United Parcel Service, Inc.	22,960	1,897,644
Coach, Inc.	23,490	1,135,272	Inc.	7,830	533,458			15,154,298
Home Depot, Inc.	33,520	2,296,120	Schlumberger Ltd.	27,410	2,133,869	Information Technology 28.6%
McDonald's Corp.	16,520	1,584,268			7,069,959	Apple, Inc.	10,360	4,572,904
			Financials 5.0%			Broadcom Corp.	34,700	1,183,617
Michael Kors Holdings Ltd.*	13,800	818,064	BlackRock, Inc.	8,880	2,128,980	Citrix Systems, Inc.*	8,200	581,380
Starbucks Corp.	26,750	1,466,435	US Bancorp	51,760	1,758,805	Cognizant Technology
Target Corp.	48,890	3,078,114	Wells Fargo & Co.	50,800	1,782,064	Solutions Corp.*	35,520	2,726,870
Tiffany & Co.	27,900	1,873,764			5,669,849	EMC Corp.*	85,750	1,973,107
VF Corp.	11,560	1,864,166	Health Care 10.5%			F5 Networks, Inc.*	6,000	566,580
Yum! Brands, Inc.	33,520	2,194,889	Bristol-Myers Squibb Co.	18,530	685,054	Intel Corp.	80,300	1,674,255
		18,774,741	Celgene Corp.*	15,760	1,626,117	Int'l. Business Machines
Consumer Staples 10.3%			Covidien PLC	34,000	2,161,380	Corp.	23,590	4,737,580
Coca-Cola Co.	39,060	1,512,403	Express Scripts Holding			Microsoft Corp.	117,370	3,262,886
Colgate-Palmolive Co.	14,420	1,650,081	Co.*	48,040	2,733,956	NetApp, Inc.*	25,010	846,088
Estee Lauder Cos, Inc.	18,400	1,179,440	Pfizer, Inc.	99,130	2,713,188	Oracle Corp.	84,030	2,878,868
			Stryker Corp.	32,760	2,092,709	Qualcomm, Inc.	41,250	2,707,238
Ingredion, Inc.	17,370	1,149,894			12,012,404	Riverbed Technology,
Kraft Foods Group, Inc.	20,373	987,479	Industrials 13.2%			Inc.*	36,500	557,720
Mondelez Int'l. Inc	60,930	1,684,715	B/E Aerospace, Inc.*	28,650	1,507,277	TE Connectivity Ltd.	30,420	1,220,755
Walgreen Co.	62,160	2,544,830	General Electric Co.	83,760	1,944,907	Visa, Inc.	21,100	3,347,304
Whole Foods Market, Inc.	13,200	1,130,184	Illinois Tool Works, Inc.	22,910	1,408,965			32,837,152
		11,839,026				Materials 4.2%
Energy 6.2%			Jacobs Engineering Group, Inc.*	33,710	1,646,396	Airgas, Inc.	13,850	1,388,878
Cameron Int'l. Corp.*	11,560	736,603

The accompanying notes are an integral part of the financial statements.

Sentinel Capital Growth Fund
(Unaudited)

Value
Shares	(Note 2)
Freeport-McMoRan
Copper & Gold, Inc.	30,360	$969,091
Monsanto Co.	6,970	704,179
Praxair, Inc.	15,710	1,776,016
4,838,164
Total Domestic Common Stocks
(Cost $78,298,356)	108,195,593
Domestic Exchange Traded Funds 0.7%
Index 0.7%
SPDR Gold Trust*
(Cost $391,455)	5,400	825,984
Foreign Stocks & ADR's 3.2%
Germany 0.7%
SAP AG ADR	10,810	845,342
Switzerland 1.4%
Roche Holding AG ADR	27,020	1,549,192
United Kingdom 1.1%
Shire Ltd. ADR	14,040	1,314,986
Total Foreign Stocks & ADR's
(Cost $2,893,895)	3,709,520
Institutional Money Market Funds 0.5%
State Street Institutional US
Government Money Market Fund
(Cost $573,358)	573,358	573,358

Principal
Amount	Value
(M=$1,000)	(Note 2)
Corporate Short-Term Notes 1.3%
United Parcel Service, Inc.
0.06%, 03/04/13
(Cost $1,499,993)	1,500	M	1,499,993
Total Investments 100.1%
(Cost $83,657,057)†	114,804,448

Excess of Liabilities Over
Other Assets (0.1)%	(157,707)

Net Assets 100.0%	$114,646,741

*	Non-income producing.
†	Cost for federal income tax purposes is $83,657,057.
At February 28, 2013 unrealized appreciation for
federal income tax purposes aggregated $31,147,391
of which $32,107,686 related to appreciated
securities and $960,295 related to depreciated
securities.
ADR	-	American Depositary Receipt
SPDR	-	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund
(Unaudited)
Fund Profile
at February 28, 2013
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.0%	Consumer Discretionary	11.0%
Financials	16.1%	Consumer Staples	8.7%
Health Care	13.7%	Materials	3.3%
Industrials	11.7%	Telecommunication Services	2.7%
Energy	11.2%	Utilities	0.5%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	2.0%	Chevron Corp.	1.5%
United Technologies Corp.	1.7%	Int'l. Business Machines Corp.	1.5%
Johnson & Johnson	1.7%	Schlumberger Ltd.	1.5%
Procter & Gamble Co.	1.6%	Microsoft Corp.	1.5%
Time Warner, Inc.	1.6%	Noble Energy, Inc.	1.5%
		Total of Net Assets	16.1%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at February 28, 2013 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.6%			Mondelez Int'l. Inc	225,000	$6,221,250	Bank of New York
Consumer Discretionary 11.0%			PepsiCo, Inc.	375,000	28,413,750	Mellon Corp.	550,000	$14,927,000
Bed Bath & Beyond,			Philip Morris Int'l.,			Chubb Corp.	225,000	18,906,750
Inc.*	225,000	$12,768,750	Inc.	225,000	20,643,750	CME Group, Inc.	225,000	13,459,500
Comcast Corp.	512,500	19,633,875	Procter & Gamble Co.	450,000	34,281,000	Goldman Sachs
Darden Restaurants,			Wal-Mart Stores, Inc.	275,000	19,464,500	Group, Inc.	165,000	24,710,400
Inc.	275,000	12,724,250			181,830,250	JPMorgan Chase &
Gap, Inc.	375,000	12,345,000	Energy 11.2%			Co.	600,000	29,352,000
Lear Corp.	300,000	16,026,000	Apache Corp.	175,000	12,997,250	McGraw-Hill Cos., Inc.	345,000	16,059,750
McDonald's Corp.	200,000	19,180,000	Chevron Corp.	275,000	32,216,250	MetLife, Inc.	617,100	21,870,024
Nike, Inc.	150,000	8,169,000	EOG Resources, Inc.	115,000	14,456,650	Morgan Stanley	825,000	18,603,750
Nordstrom, Inc.	300,000	16,266,000	ExxonMobil Corp.	480,000	42,984,000	PNC Financial Services Group, Inc.	300,000	18,717,000
Omnicom Group, Inc.	350,000	20,135,500	Marathon Oil Corp.	625,000	20,937,500	The Travelers Cos.,
Staples, Inc.	825,000	10,873,500	Marathon Petroleum Corp.	200,000	16,576,000	Inc.	289,235	23,260,279
Time Warner Cable, Inc.	170,691	14,745,995	McDermott Int'l.,			Toronto-Dominion Bank	185,000	15,223,650
Time Warner, Inc.	625,000	33,231,250	Inc.*	850,000	10,812,000	US Bancorp	620,700	21,091,386
TJX Cos., Inc.	300,000	13,491,000	Noble Energy, Inc.	275,000	30,478,250	Wells Fargo & Co.	700,000	24,556,000
TRW Automotive			Schlumberger Ltd.	400,000	31,140,000			323,059,239
Holdings Corp.*	350,000	20,541,500	Transocean Ltd.	225,000	11,767,500	Health Care 12.8%
		230,131,620				Amgen, Inc.	200,000	18,282,000
Consumer Staples 8.7%			Weatherford Int'l. Ltd.*	840,000	9,979,200	Becton Dickinson & Co.	200,000	17,612,000
Altria Group, Inc.	175,000	5,871,250			234,344,600
CVS Caremark Corp.	375,000	19,170,000	Financials 15.5%
HJ Heinz Co.	250,000	18,107,500	ACE Ltd.	250,000	21,347,500	Bristol-Myers Squibb Co.	375,000	13,863,750
Kellogg Co.	350,000	21,175,000	American Express Co.	325,000	20,198,750	Covidien PLC	300,000	19,071,000
Kraft Foods Group, Inc.	175,000	8,482,250	Bank of America Corp.	1,850,000	20,775,500	Eli Lilly & Co.	325,000	17,764,500

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund
(Unaudited)

		Value			Value		Amount		Value
	Shares	(Note 2)		Shares	(Note 2)		(M=$1,000)		(Note 2)
Forest Laboratories,			Oracle Corp.	550,000	$18,843,000	Corporate Short-term Notes 1.0%
Inc.*	200,000	$7,360,000	Riverbed Technology,			Chevron Corp.
Gilead Sciences, Inc.*	300,000	12,813,000	Inc.*	850,000	12,988,000	0.08%, 03/05/13	10,000	M	9,999,911
Johnson & Johnson	475,000	36,152,250	Seagate Technology			Colgate-Palmolive Co.
Medtronic, Inc.	425,000	19,108,000	PLC	364,200	11,712,672	0.07%, 03/15/13	10,000	M	$9,999,728
Merck & Co., Inc.	450,000	19,228,500	Synopsys, Inc.*	500,000	17,515,000	Total Corporate Short-term Notes
Pfizer, Inc.	975,000	26,685,750	Texas Instruments,			(Cost $19,999,639)			19,999,639
Stryker Corp.	375,000	23,955,000	Inc.	750,000	25,777,500	U.S. Government Obligations 1.
			Visa, Inc.	75,000	11,898,000	U.S. Government Agency
UnitedHealth Group, Inc.	400,000	21,380,000	Western Union Co.	928,400	13,025,452	Obligations 0.8%
Zimmer Holdings, Inc.	197,000	14,767,120			347,150,024	Federal Home Loan Mortgage Corporation 0.2%
		268,042,870	Materials 2.5%			Agency Discount Notes:
Industrials 11.7%			EI Du Pont de			0.05%, 03/08/13	4,200	M	4,199,959
ADT Corp.	200,000	9,578,000	Nemours & Co.	400,000	19,160,000	Federal National Mortgage Association 0.6%
			Freeport-McMoRan			Agency Discount Notes:
Babcock & Wilcox Co.	350,000	9,457,000	Copper & Gold, Inc.	600,000	19,152,000	0.06%, 03/06/13	12,000	M	11,999,900
Boeing Co.	325,000	24,992,500	Praxair, Inc.	125,000	14,131,250	Total U.S. Government
Canadian National					52,443,250	Agency Obligations			16,199,859
Railway Co.	200,000	20,280,000
Deere & Co.	175,000	15,370,250	Telecommunication Services 2.1%			U.S. Treasury
General Dynamics Corp.	200,000	13,594,000	AT&T, Inc.	250,000	8,977,500	Obligations 0.7%
						U.S. Treasury Bill
General Electric Co.	999,300	23,203,746	Rogers Communications, Inc.	350,000	16,621,500	0.061%, 03/14/13	5,800	M	5,799,872
Honeywell Int'l., Inc.	425,000	29,792,500				0.0725%, 03/07/13	10,000	M	9,999,879
L-3 Communications						Total U.S. Treasury Obligations			15,799,751
Holdings, Inc.	75,000	5,720,250	Verizon Communications, Inc.	400,000	18,612,000
					44,211,000	Total U.S. Government Obligations
Northrop Grumman Corp.	150,000	9,852,000	Utilities 0.5%			(Cost $31,999,610)			31,999,610
Tyco Int'l. Ltd.	425,000	13,604,250	Entergy Corp.	150,000	9,339,000	Total Investments 99.6%
Union Pacific Corp.	85,000	11,654,350	Total Domestic Common Stocks			(Cost $1,377,750,475)†			2,082,053,774
			(Cost $1,253,625,231)		1,934,352,699
United Technologies			Domestic Exchange Traded Funds 0.6%			Other Assets in Excess of
Corp.	400,000	36,220,000				Liabilities 0.4%			7,518,852
Verisk Analytics, Inc.*	350,000	20,482,000	Financials 0.6%
		243,800,846	SPDR KBW Regional Banking*			Net Assets 100.0%			$2,089,572,626
Information Technology 16.6%			(Cost $9,533,363)	450,000	13,666,500
Accenture PLC	275,000	20,449,000				*	Non-income producing.
Activision Blizzard,			Foreign Stocks & ADR's 3.7%			†	Cost for federal income tax purposes is
Inc.	638,200	9,126,260	Australia 0.8%				$1,377,750,475. At February 28, 2013, unrealized
Altera Corp.	375,000	13,282,500	BHP Billiton Ltd. ADR	225,000	16,843,500		appreciation for federal income tax purposes
							aggregated $704,303,299 of which $723,993,623
Broadcom Corp.	280,000	9,550,800	Germany 0.9%				related to appreciated securities and $19,690,324
Check Point Software			SAP AG ADR	238,800	18,674,160		related to depreciated securities.
Technologies Ltd.*	375,000	19,691,250	Mexico 0.6%			ADR	- American Depositary Receipt
						SPDR	- Standard & Poor's Depository Receipts
Cisco Systems, Inc.	950,000	19,807,500	America Movil SA de
Dell, Inc.	1,200,000	16,740,000	CV ADR	600,000	12,534,000
EMC Corp.*	700,000	16,107,000	Netherlands 0.5%
Intel Corp.	400,000	8,340,000	ASML Holding NV ADR	154,000	10,930,920
Int'l. Business			Switzerland 0.9%
Machines Corp.	159,800	32,092,634	Novartis AG ADR	275,000	18,645,000
Juniper Networks,			Total Foreign Stocks & ADR's
Inc.*	486,700	10,064,956	(Cost $58,184,886)		77,627,580
KLA-Tencor Corp.	200,000	10,952,000	Institutional Money Market Funds 0.2%
Microsoft Corp.	1,100,000	30,580,000	State Street Institutional US
NetApp, Inc.*	550,000	18,606,500	Government Money Market Fund
			(Cost $4,407,746)	4,407,746	4,407,746

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)
Fund Profile
at February 28, 2013

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	37.5%
Corporate Bonds	28.2%
U.S. Government Obligations	24.0%
Foreign Stocks & ADR's	5.1%
Commercial Mortgage-Backed Securities	0.5%
Cash and Other	4.7%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
Johnson & Johnson	0.8%	FNMA 995371	4.50%	03/01/34	3.9%
Int'l. Business Machines Corp.	0.7%	GNMA II MA0534	3.50%	11/20/42	2.7%
ExxonMobil Corp.	0.7%	GNMA II MA0625	3.50%	12/20/42	2.4%
Procter & Gamble Co.	0.7%	FNMA AB6290	3.00%	09/01/27	1.1%
United Technologies Corp.	0.7%	FNMA AB5666	3.50%	07/01/42	1.1%
PepsiCo, Inc.	0.6%	Phillips 66	4.30%	04/01/22	1.0%
General Electric Co.	0.6%	FNR 10-155 PC	4.00%	02/25/40	0.9%
JPMorgan Chase & Co.	0.6%	SABMiller Holdings, Inc.	3.75%	01/15/22	0.9%
Pfizer, Inc.	0.6%	United Technologies Corp.	3.10%	06/01/22	0.9%
Schlumberger Ltd.	0.6%	Comcast Corp.	3.125%	07/15/22	0.9%
Total of Net Assets	6.6%	Total of Net Assets			15.8%

Average Effective Duration (for all Fixed Income Holdings) 5.8 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Schedule of Investments
at February 28, 2013 (Unaudited)

	Principal				Principal				Principal
	Amount		Value		Amount		Value		Amount		Value
	(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)
U.S. Government Obligations 24.0%				Federal National Mortgage				Government National Mortgage
U.S. Government Agency				Association 17.4%				Corporation 5.4%
Obligations 24.0%				Agency Discount Notes:				Collateralized Mortgage Obligations:
Federal Home Loan Mortgage				0.01%, 03/01/13	25,000	M	$ 25,000,000	GNR 12-147 Interest Only
Corporation 1.2%				Collateralized Mortgage Obligations:				0.6024%, 04/16/54	14,563	M	$ 874,839
Mortgage-Backed Securities:				FNR 10-155 PC				Mortgage-Backed Securities:
30-Year:				4%, 02/25/40	2,000	M	2,211,319	30-Year:
FGLMC A79255				Mortgage-Backed Securities:				GNMA II MA0534
5%, 11/01/37	903	M	$ 972,103	20-Year:				3.5%, 11/20/42	5,938	M	6,373,952
FHLMC C03764				FNMA AB6290				GNMA II MA0625
3.5%, 02/01/42	1,125	M	1,189,728	3%, 09/01/27	2,659	M	2,804,578	3.5%, 12/20/42	5,470	M	5,870,995
FHLMC Q11061				30-Year:							12,244,947
3.5%, 09/01/42	578	M	610,811	FNMA 995371				Total Government
								National Mortgage
Total Federal Home Loan Mortgage				4.5%, 03/01/34	8,812	M	9,530,712	Corporation			13,119,786
Corporation			2,772,642	FNMA AB5666				Total U.S. Government Obligations
				3.5%, 07/01/42	2,387	M	2,535,197	(Cost $57,769,294)			57,974,234
							12,065,909
				Total Federal National
				Mortgage Association			42,081,806

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund

(Unaudited)

	Principal				Principal				Principal
	Amount		Value		Amount		Value		Amount		Value
	(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)
Corporate Bonds 28.2%				Penn Virginia Resource Partners LP / Penn Virginia				Tech Data Corp.
				Resource Finance Corp II				3.75%, 09/21/17	985	M	$ 1,027,913
Basic Industry 3.4%				8.375%, 06/01/20(a)	973	M $	1,030,850				3,821,726
Allegheny Technologies, Inc.				Phillips 66				Telecommunications 1.1%
5.95%, 01/15/21	1,375	M	$ 1,538,218	4.3%, 04/01/22	2,250	M	2,483,966	Ericsson LM
Ardagh Packaging Finance PLC / Ardagh MP				Rowan Cos, Inc.				4.125%, 05/15/22	1,975	M	2,044,036
Holdings USA, Inc.				4.875%, 06/01/22	1,000	M	1,089,701
7%, 11/15/20(a)	1,540	M	1,547,700					Sprint Nextel Corp.
Brookfield Residential Properties, Inc.				Transocean, Inc.				6%, 11/15/22	625	M	634,375
6.5%, 12/15/20(a)	1,000	M	1,065,000	3.8%, 10/15/22	1,525	M	1,527,492				2,678,411
FMG Resources August 2006 Pty Ltd.				Trinidad Drilling Ltd.				Transportation 0.4%
6.875%, 04/01/22(a)	1,000	M	1,073,750	7.875%, 01/15/19(a)	1,440	M	1,551,600	Penske Truck Leasing Co Lp
				Weatherford Int'l. Ltd				2.5%, 07/11/14(a)	1,000	M	1,017,173
Methanex Corp.				5.125%, 09/15/20	1,420	M	1,536,075
3.25%, 12/15/19	1,500	M	1,526,772				14,446,842	Total Corporate Bonds
								(Cost $67,512,700)			68,119,537
Weekley Homes LLC / Weekley Finance Corp.
6%, 02/01/23(a)	1,500	M	1,537,500	Financials 3.0%				Commercial Mortgage-Backed Securities 0.5%
			8,288,940	Ally Financial, Inc.				Financials 0.5%
Capital Goods 1.5%				5.5%, 02/15/17	1,435	M	1,562,711	Morgan Stanley Capital I Trust
Interface Security Systems Holdings Inc / Interface				Bank of America Corp.				5.508%, 02/12/44
Security Systems LLC				5.7%, 01/24/22	860	M	1,019,049	(Cost $1,272,225)	1,250	M	1,264,703
9.25%, 01/15/18(a)	1,510	M	1,543,975	Citigroup, Inc.	915	M	1,020,063
United Technologies Corp.											Value
3.1%, 06/01/22	2,000	M	2,096,210	FirstMerit Corp.					Shares		(Note 2)
			3,640,185	4.35%, 02/04/23	495	M	509,745
Consumer Cyclical 3.9%				Goldman Sachs Group, Inc.				Domestic Common Stocks 37.5%
American Axle & Manufacturing, Inc.				5.75%, 01/24/22	870	M	1,022,494	Consumer Discretionary 3.5%
6.625%, 10/15/22	1,250	M	1,284,375	JPMorgan Chase & Co.				Comcast Corp.	22,500		861,975
Chrysler Group LLC				4.5%, 01/24/22	915	M	1,020,355	Darden Restaurants, Inc.	17,500		809,725
8.25%, 06/15/21	1,750	M	1,946,875	People's United Financial, Inc.				Gap, Inc.	22,500		740,700
				3.65%, 12/06/22	1,000	M	1,017,458
Continental Rubber America Corp.							7,171,875	McDonald's Corp.	9,000		863,100
4.5%, 09/15/19(a)	1,480	M	1,517,000
Ford Motor Credit Co. LLC				Insurance 1.1%				Omnicom Group, Inc.	17,500		1,006,775
5.875%, 08/02/21	1,340	M	1,530,907	Infinity Property & Casualty Corp.				Staples, Inc.	40,000		527,200
Ltd Brands, Inc.				5%, 09/19/22	1,430	M	1,498,157	Target Corp.	10,000		629,600
5.625%, 02/15/22	1,000	M	1,062,500	XL Group PLC				Time Warner Cable, Inc.	7,500		647,925
				6.5%, 12/31/49(b)(c)	1,125	M	1,102,500
Macy's Retail Holdings, Inc.							2,600,657	Time Warner, Inc.	25,000		1,329,250
3.875%, 01/15/22	970	M	1,015,738					TRW Automotive
MGM Resorts Int'l.				Media 3.6%				Holdings Corp.*	17,500		1,027,075
6.625%, 12/15/21	1,125	M	1,165,781	CBS Corp.							8,443,325
			9,523,176	3.375%, 03/01/22	2,000	M	2,029,138	Consumer Staples 4.0%
Consumer Non-Cyclical 1.8%				Cequel Communications Holdings I LLC /				Altria Group, Inc.	20,000		671,000
				Cequel Capital Corp.
Pernod-Ricard SA				6.375%, 09/15/20(a)	1,875	M	1,947,656	CVS Caremark Corp.	20,000		1,022,400

4.45%, 01/15/22(a)	930	M	1,025,612	Comcast Corp.				HJ Heinz Co.	12,500		905,375
SABMiller 3.75%, 01/15/22(a) Holdings, Inc.	2,000	M	2,141,158	3.125%, 07/15/22	2,000	M	2,054,322	Kellogg Co.	17,500		1,058,750
Tervita Corp.				DIRECTV Holdings LLC				Kraft Foods Group, Inc.	6,666		323,101
				3.8%, 03/15/22	1,530	M	1,538,949
8%, 11/15/18(a)	1,095	M	1,129,903					Mondelez Int'l. Inc	20,000		553,000
			4,296,673	Time Warner, Inc.
				3.4%, 06/15/22	1,000	M	1,026,191	PepsiCo, Inc.	20,000		1,515,400
Energy 6.0%							8,596,256	Philip Morris Int'l., Inc.	10,000		917,500
Access Midstream Partners LP / ACMP Finance Corp.				Real Estate 0.8%				Procter & Gamble Co.	22,500		1,714,050
4.875%, 05/15/23	1,570	M	1,556,263	Realty Income Corp.				Wal-Mart Stores, Inc.	12,500		884,750
FMC Technologies, Inc.				2%, 01/31/18	2,030	M	2,037,623				9,565,326
3.45%, 10/01/22	1,000	M	1,016,545
Halcon Resources Corp.				Technology 1.6%				Energy 4.4%
8.875%, 05/15/21(a)	1,415	M	1,528,200	Cricket Communications, Inc.				Apache Corp.	10,000		742,700
NFR Energy LLC / NFR Energy Finance Corp.				7.75%, 10/15/20	1,475	M	1,511,875	Chevron Corp.	10,000		1,171,500
9.75%, 02/15/17	1,115	M	1,126,150	First Data Corp.				ConocoPhillips	10,000		579,500
				11.25%, 03/31/16	1,290	M	1,281,938

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund

(Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
EOG Resources, Inc.	5,000	$628,550	Boeing Co.	15,000	$1,153,500	Praxair, Inc.	5,000	$565,250
ExxonMobil Corp.	20,000	1,791,000	Canadian National					2,321,250
Marathon Oil Corp.	30,000	1,005,000	Railway Co.	7,500	760,500	Telecommunication Services 1.0%
Marathon Petroleum			Deere & Co.	12,500	1,097,875	AT&T, Inc.	12,500	448,875
Corp.	10,000	828,800	General Dynamics Corp.	12,500	849,625	Rogers Communications,
McDermott Int'l., Inc.*	30,000	381,600	General Electric Co.	65,000	1,509,300	Inc.	20,000	949,800
Noble Energy, Inc.	10,000	1,108,300	Honeywell Int'l., Inc.	17,500	1,226,750	Verizon Communications, Inc.	20,000	930,600
Schlumberger Ltd.	17,500	1,362,375	L-3 Communications					2,329,275
Transocean Ltd.	12,500	653,750	Holdings, Inc.	7,500	572,025
			Northrop Grumman Corp.	10,000	656,800	Utilities 0.2%
Ultra Petroleum Corp.*	10,000	170,600	Ritchie Bros Auctioneers,			Entergy Corp.	7,500	466,950
Weatherford Int'l. Ltd.*	19,800	235,224	Inc.	30,000	683,400	Total Domestic Common Stocks
		10,658,899				(Cost $72,650,729)		90,361,368
Financials 5.7%			Tyco Int'l. Ltd.	17,500	560,175	Foreign Stocks & ADR's 5.1%
			Union Pacific Corp.	4,000	548,440
ACE Ltd.	10,000	853,900	United Technologies			China 0.2%
American Express Co.	15,000	932,250	Corp.	17,500	1,584,625	Baidu, Inc. ADR*	6,000	544,560
Bank of New York Mellon			Verisk Analytics, Inc.*	10,000	585,200	France 0.5%
Corp.	30,000	814,200			12,612,553	Edenred SA	20,000	691,941
Chubb Corp.	10,000	840,300
			Information Technology 7.1%			L'Oreal SA	4,000	598,203
CME Group, Inc.	9,500	568,290	Accenture PLC	12,500	929,500			1,290,144
Goldman Sachs Group,Inc.	7,500	1,123,200	Activision Blizzard, Inc.	50,000	715,000	Hong Kong 0.2%
JPMorgan Chase & Co.	28,000	1,369,760	Altera Corp.	15,000	531,300	Cheung Kong Holdings
McGraw-Hill Cos., Inc.	15,000	698,250	Broadcom Corp.	15,000	511,650	Ltd.	35,000	544,252
MetLife, Inc.	25,000	886,000	Check Point Software			Japan 0.7%
Morgan Stanley	35,000	789,250	Technologies Ltd.*	15,000	787,650	FANUC Corp.	3,000	463,157
			Cisco Systems, Inc.	40,000	834,000	Nippon Television
PNC Financial Services						Holdings, Inc.	37,000	556,457
Group, Inc.	12,500	779,875	Dell, Inc.	50,000	697,500
			EMC Corp.*	35,000	805,350	Pigeon Corp.	12,000	675,801
The Travelers Cos., Inc.	15,000	1,206,300						1,695,415
Toronto-Dominion Bank	10,000	822,900	Intel Corp.	35,000	729,750	Netherlands 0.2%
US Bancorp	27,500	934,450	Int'l. Business Machines
			Corp.	9,000	1,807,470	ASML Holding NV ADR*	6,160	437,237
Wells Fargo & Co.	30,000	1,052,400
		13,671,325	Juniper Networks, Inc.*	25,000	517,000	Singapore 0.2%
			KLA-Tencor Corp.	12,000	657,120	Singapore Technologies
Health Care 5.4%						Engineering Ltd.	150,000	514,777
Aetna, Inc.	12,500	589,875	Microchip Technology, Inc.	12,500	455,875	South Africa 0.3%
Amgen, Inc.	6,500	594,165	Microsoft Corp.	45,000	1,251,000	MTN Group Ltd.	32,000	623,323
Becton Dickinson & Co.	10,000	880,600	NetApp, Inc.*	20,000	676,600	South Korea 0.4%
Bristol-Myers Squibb Co.	20,000	739,400	Oracle Corp.	22,500	770,850	Hyundai Motor Co.	3,000	603,976
Covidien PLC	15,000	953,550	Riverbed Technology,			Samsung Electronics Co
Eli Lilly & Co.	15,000	819,900	Inc.*	30,000	458,400	Ltd.	300	427,770
Gilead Sciences, Inc.*	15,000	640,650	Seagate Technology PLC	20,000	643,200			1,031,746
Johnson & Johnson	25,000	1,902,750	Synopsys, Inc.*	32,500	1,138,475	Spain 0.3%
Medtronic, Inc.	20,000	899,200	Texas Instruments, Inc.	33,000	1,134,210	Red Electrica Corp SA	12,000	663,950
Merck & Co., Inc.	25,000	1,068,250	Visa, Inc.	2,500	396,600	Switzerland 1.5%
Pfizer, Inc.	50,000	1,368,500	Western Union Co.	55,000	771,650	Adecco SA *	10,000	570,255
Stryker Corp.	17,500	1,117,900			17,220,150	Nestle SA	8,000	559,052
UnitedHealth Group, Inc.	17,500	935,375	Materials 1.0%			Novartis AG ADR	12,000	813,600
Zimmer Holdings, Inc.	7,500	562,200	EI Du Pont de Nemours &			Roche Holding AG	3,000	687,187
		13,072,315	Co.	20,000	958,000	Swatch Group AG	1,500	852,982
Industrials 5.2%			Freeport-McMoRan					3,483,076
			Copper & Gold, Inc.	25,000	798,000
ADT Corp.	8,750	419,038				United Kingdom 0.6%
Babcock & Wilcox Co.	15,000	405,300				Informa PLC	90,000	684,721

The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund

(Unaudited)

		Value
	Shares	(Note 2)
Tesco PLC	80,000	$448,561
WPP PLC	23,000	367,763
		1,501,045
Total Foreign Stocks & ADR's
(Cost $10,183,928)		12,329,525
Institutional Money Market Funds 2.5%
State Street Institutional US
Government Money Market Fund
(Cost $6,105,930)	6,105,930	6,105,930
Total Investments 97.8%
(Cost $215,494,806)†		236,155,297

Other Assets in Excess of
Liabilities 2.2%		5,311,535

Net Assets 100.0%		$241,466,832

* Non-income producing.

†		Cost for federal income tax purposes is $215,494,806.
At February 28, 2013 unrealized appreciation for
federal income tax purposes aggregated $20,660,491
of which $23,404,692 related to appreciated
securities and $2,744,201 related to depreciated
securities.

(a)		Security exempt from registration under Rule 144A of
the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration, normally to qualified institutional
buyers. At February 28, 2013, the market value of
rule 144A securities amounted to $19,657,077 or
8.14% of net assets.

(b) Step Up/Down.

(c)		XL Capital Ltd. is currently fixed at 6.5%. On April
15th, 2017 it converts to a variable rate that floats on
the 15th of January, April, July, and October. The
interest rate will equal the 3-month Libor rate plus
2.4575%.

ADR	- American Depositary Receipt

At February 28, 2013, the following futures contracts were outstanding with $295,675 in cash segregated with the broker for margin maintenance purposes:
			Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)
Short, 70 U.S. Treasury 10-Year Bond futures contracts	3/13	9,208,281	$(8,903)

Short, 63 U.S. Treasury 30-Year Bond futures contracts	3/13	9,058,219	(8,997)

Net payments of variation margin and/or brokerage fees			-

Variation margin payable/(receivable) on open futures contracts			$(17,900)

The accompanying notes are an integral part of the financial statements.

Sentinel Georgia Municipal Fund
(Unaudited)

Fund Profile
at February 28, 2013
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
Gwinnett County School District	5.00%	02/01/24	11.4%	Paulding County School District, GA	5.00%	02/01/21	6.9%
Columbia County, GA	5.00%	04/01/17	8.5%	Paulding County, GA	5.00%	02/01/21	6.6%
County of Forsyth, GA	5.00%	03/01/22	7.3%	County of Gilmer, GA	5.00%	04/01/20	6.5%
Houston County Hospital Auth.	5.25%	10/01/16	7.2%	City of Columbus, GA	5.00%	05/01/20	5.2%
Municipal Electric Auth. of Georgia	5.25%	01/01/19	7.0%	Total of Net Assets			73.6%
Georgia State Road & Tollway Auth.	5.00%	06/01/18	7.0%
Average Effective Duration (for all Fixed Income Holdings) 5.7 years**

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Schedule of Investments
at February 28, 2013 (Unaudited)

	Principal				Principal
	Amount		Value		Amount		Value
	(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)
Municipal Bonds 92.4%				Winder-Barrow Industrial Building Authority REV
Georgia 92.4%				4%, 12/01/21	215	M	$ 247,306
				Total Municipal Bonds
Albany-Dougherty County Hospital Authority REV				(Cost $14,346,182)			15,954,031
5%, 12/01/25	500	M	$ 593,645
City of Columbus, GA REV							Space
5%, 05/01/20	750	M	902,805				Value
Cobb County Hospital Auth. REV					Shares		(Note 2)
5.25%, 04/01/15	450	M	462,897	Institutional Money Market Funds 6.6%
Cobb County Kennestone Hospital Auth. REV				BlackRock Liquidity Funds
5.25%, 04/01/20	500	M	609,240	MuniFund Portfolio	600,000		600,000
5.25%, 04/01/21	500	M	599,005
				State Street Institutional
Columbia County, GA GO				US Government Money
5%, 04/01/17	1,250	M	1,465,962	Market Fund	539,437		539,437
Commerce School District GO				(Cost $1,139,437)			1,139,437
5%, 08/01/21	250	M	312,248	Total Investments 99.0%
County of Forsyth, GA GO				(Cost $15,485,619)†			17,093,468
5%, 03/01/22	1,045	M	1,265,735
				Other Assets in Excess of
County of Gilmer, GA GO				Liabilities 1.0%			164,383
5%, 04/01/20	1,000	M	1,126,770
Georgia State Road & Tollway Auth. REV				Net Assets 100.0%			$17,257,851
5%, 06/01/18	1,000	M	1,199,690
Gwinnett County School District GO
5%, 02/01/24	1,500	M	1,959,495	† Cost for federal income tax purposes is $15,485,619.
Houston County Hospital Auth. REV				At February 28, 2013 unrealized appreciation for
5.25%, 10/01/16	1,100	M	1,236,807	federal income tax purposes aggregated $1,607,849
Madison County School District/GA GO				of which $1,618,890 related to appreciated securities
5%, 02/01/24	345	M	430,636	and $11,041 related to depreciated securities.
Municipal Electric Auth. of Georgia REV				GO - General Obligation
5.25%, 01/01/19	1,000	M	1,210,160
Paulding County School District, GA REV				REV - Revenue
5%, 02/01/21	1,000	M	1,189,960
Paulding County, GA GO
5%, 02/01/21	1,000	M	1,141,670

The accompanying notes are an integral part of the financial statements
			.

Sentinel Government Securities Fund
(Unaudited)

Fund Profile
at February 28, 2013
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			6.2%	4 yrs. to 5.99 yrs.			38.9%
1 yr. to 2.99 yrs.			25.9%	6 yrs. to 7.99 yrs.			8.1%
3 yrs. to 3.99 yrs.			12.6%	8 yrs. and over			8.2%
Average Effective Duration (for all Fixed Income Holdings) 4.4 years*
Top 10 Holdings**
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
GNMA II MA0625	3.50%	12/20/42	6.0%	FNMA 995371	4.50%	03/01/34	4.4%
GNMA II MA0462	3.50%	10/20/42	5.5%	FNMA AL2302	4.50%	08/01/41	4.0%
GNMA II MA0534	3.50%	11/20/42	5.3%	FNR 10-155 PC	4.00%	02/25/40	3.9%
FNMA AB5665	3.50%	07/01/42	5.0%	FHLMC C09028	3.50%	01/01/43	3.6%
FHR 4020 PY	4.00%	02/15/42	4.5%	FNMA AJ4048	4.00%	10/01/41	3.6%
				Total of Net Assets			45.8%

*The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at February 28, 2013 (Unaudited)
	Principal				Principal				Principal
	Amount		Value		Amount		Value		Amount		Value
	(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)

U.S. Government Obligations 93.7%				FHLMC Q04020				20-Year:
				4%, 10/01/41	13,806	M	$ 14,823,535
U.S. Government								FNMA 252206
Agency Obligations 93.7%				FHLMC C03764				6%, 01/01/19	11	M	$ 12,519
				3.5%, 02/01/42	22,496	M	23,794,557	FNMA 758564
Federal Home Loan Mortgage				FHLMC Q14326				6%, 09/01/24	297	M	326,679
Corporation 25.3%				2.5%, 01/01/43	30,940	M	30,731,873				339,198
Collateralized Mortgage Obligations:				FHLMC C09028				25-Year:
FHR 3804 PW				3.5%, 01/01/43	34,946	M	36,907,883	FNMA 251808
4.5%, 03/15/40	15,500	M	$ 17,520,518	FHLMC C09026				10%, 04/01/18	12	M	12,479
				2.5%, 02/01/43	34,593	M	34,360,589
FHR 3946 QL							155,719,985	30-Year:
4.5%, 05/15/41	28,761	M	33,985,197	Total Federal Home				FNMA 426830
FHR 3928 MB				Loan Mortgage				8%, 11/01/24	23	M	23,509
4.5%, 09/15/41	3,085	M	3,558,275	Corporation			256,831,066	FNMA 738887
FHR 4020 PY				Federal National Mortgage				5.5%, 10/01/33	442	M	486,607
4%, 02/15/42	41,937	M	46,047,091	Association 44.6%				FNMA 748895
			101,111,081	Collateralized Mortgage Obligations:				6%, 12/01/33	332	M	372,522
Mortgage-Backed Securities:				FNR 03-32 BZ				FNMA 995371
30-Year:				6%, 11/25/32	981	M	1,130,621	4.5%, 03/01/34	41,134	M	44,490,621
FHLMC 170141				FNR 10-155 PC				FNMA 881279
11%, 09/01/15	121		124	4%, 02/25/40	36,000	M	39,803,742	5%, 11/01/36	1,747	M	1,911,591
FHLMC 170147							40,934,363	FNMA 931533
11%, 11/01/15	317		337	Mortgage-Backed Securities:				4.5%, 07/01/39	4,851	M	5,309,392
FHLMC 360017				15-Year:				FNMA 931535
11%, 11/01/17	125		140	FNMA AJ8604				5.5%, 07/01/39	3,305	M	3,647,561
FHLMC A64971				3%, 02/01/27	34,770	M	36,671,427	FNMA AL2302
5.5%, 08/01/37	33	M	36,523	FNMA AK6769				4.5%, 08/01/41	36,790	M	40,354,974
FHLMC Q01536				3.5%, 03/01/27	17,689	M	19,051,634	FNMA AI7424
5%, 06/01/41	13,865	M	15,064,424				55,723,061	4.5%, 09/01/41	26,487	M	28,979,857

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund
(Unaudited)

	Principal
	Amount		Value		Value
	(M=$1,000)		(Note 2)	Shares	(Note 2)
FNMA AJ4048				Total Investments 93.8%
4%, 10/01/41	34,279	M	$ 36,785,500	(Cost $947,547,126)†	$ 953,509,026
FNMA AB3637
4.5%, 10/01/41	17,602	M	19,258,079	Other Assets in Excess of
FNMA AB3872				Liabilities 6.2%	63,312,740
4%, 11/01/41	16,474	M	17,855,399
FNMA AJ4191				Net Assets 100.0%	$1,016,821,766
4%, 12/01/41	19,573	M	21,213,937
FNMA AB5665				† Cost for federal income tax purposes is $947,547,126.
3.5%, 07/01/42	47,777	M	50,734,318	At February 28, 2013 unrealized appreciation for
				federal income tax purposes aggregated $5,961,900
FNMA AB5666				of which $5,989,821 related to appreciated securities
3.5%, 07/01/42	27,226	M	28,911,175	and $27,921 related to depreciated securities.
FNMA 890459
4%, 07/01/42	27,576	M	29,526,234
FNMA AB7357
3%, 12/01/42	24,997	M	26,175,474
			356,036,750
Total Federal National
Mortgage Association			453,045,851
Government National Mortgage
Corporation 23.8%
Mortgage-Backed Securities:
20-Year:
GNMA 623177
6.5%, 08/15/23	35	M	39,865
25-Year:
GNMA 608728
6.5%, 11/15/25	81	M	91,978
30-Year:
GNMA 506805
6.5%, 06/15/29	124	M	143,847
GNMA II 005115
4.5%, 07/20/41	28,251	M	30,955,609
GNMA II 005175
4.5%, 09/20/41	12,700	M	13,915,371
GNMA II MA0462
3.5%, 10/20/42	52,026	M	55,843,108
GNMA II MA0534
3.5%, 11/20/42	49,981	M	53,647,430
GNMA II MA0625
3.5%, 12/20/42	56,686	M	60,844,855
GNMA II MA0699
3.5%, 01/20/43	24,928	M	26,756,839
			242,107,059
Total Government National
Mortgage Corporation			242,238,902
Total U.S. Government Obligations
(Cost $946,153,919)			952,115,819

			Value
	Shares		(Note 2)
Institutional Money Market Funds 0.1%
State Street Institutional US
Government Money Market Fund
(Cost $1,393,207)	1,393,207		1,393,207

The accompanying notes are an integral part of the financial statements.

Sentinel Growth Leaders Fund
(Unaudited)
Fund Profile
at February 28, 2013
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	33.9%	Financials	7.9%
Consumer Discretionary	14.2%	Consumer Staples	5.9%
Health Care	12.6%	Materials	5.8%
Industrials	12.3%	Energy	3.0%
		Index	1.4%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Apple, Inc.	5.8%	B/E Aerospace, Inc.	4.2%
Int'l. Business Machines Corp.	5.6%	Express Scripts Holding Co.	4.2%
Visa, Inc.	4.7%	Microsoft Corp.	4.1%
BlackRock, Inc.	4.6%	Stryker Corp.	3.9%
Pfizer, Inc.	4.5%	Home Depot, Inc.	3.8%
		Total of Net Assets	45.4%

*"Top Sectors" includes Domestic Common Stocks and Domestic Exchange Traded Funds.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at February 28, 2013 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 95.6%			United Parcel Service, Inc.	9,700	$801,705	Institutional Money Market Funds 2.9%
					3,279,259
Consumer Discretionary 14.2%						State Street Institutional US
Home Depot, Inc.	14,800	$1,013,800	Information Technology 33.9%			Government Money Market Fund
						(Cost $778,353)	778,353	$778,353
Target Corp.	15,000	944,400	Apple, Inc.	3,500	1,544,900	Total Investments 99.9%
VF Corp.	6,000	967,560	Cisco Systems, Inc.	25,300	527,505	(Cost $21,588,223)†		26,553,781
Yum! Brands, Inc.	12,900	844,692	Cognizant Technology
		3,770,452	Solutions Corp.*	10,200	783,054	Other Assets in Excess of
Consumer Staples 5.9%			EMC Corp.*	24,900	572,949	Liabilities 0.1%		14,528
			Intel Corp.	30,800	642,180
Ingredion, Inc.	8,000	529,600				Net Assets 100.0%		$26,568,309
Kraft Foods Group, Inc.	7,900	382,913	Int'l. Business Machines Corp.	7,400	1,486,142
Mondelez Int'l. Inc	23,700	655,305	Microsoft Corp.	39,100	1,086,980
		1,567,818	Qualcomm, Inc.	13,100	859,753	* Non-income producing.
Energy 3.0%			Riverbed Technology, Inc.*	16,900	258,232	†	Cost for federal income tax purposes is $21,588,223. At
Schlumberger Ltd.	10,200	794,070				February 28, 2013 unrealized appreciation for federal
			Visa, Inc.	7,800	1,237,392	income tax purposes aggregated $4,965,558 of which
Financials 7.9%					8,999,087	$5,203,698 related to appreciated securities and $238,140
BlackRock, Inc.	5,100	1,222,725	Materials 5.8%			related to depreciated securities.
Wells Fargo & Co.	24,900	873,492	Freeport-McMoRan Copper			SPDR	- Standard & Poor's Depository Receipts
		2,096,217	& Gold, Inc.	18,100	577,752
Health Care 12.6%			Praxair, Inc.	8,500	960,925
Express Scripts Holding Co.*	19,500	1,109,745			1,538,677
Pfizer, Inc.	43,900	1,201,543	Total Domestic Common Stocks
			(Cost $20,634,245)		25,404,500
Stryker Corp.	16,400	1,047,632
		3,358,920	Domestic Exchange Traded Funds 1.4%
Industrials 12.3%			Index 1.4%
			SPDR Gold Trust*
B/E Aerospace, Inc.*	21,200	1,115,332	(Cost $175,625)	2,425	370,928
Precision Castparts Corp.	3,700	690,383
Union Pacific Corp.	4,900	671,839

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund
(Unaudited)
Fund Profile
at February 28, 2013
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Consumer Discretionary	20.5%	Health Care	8.8%
Industrials	17.2%	Materials	4.0%
Financials	15.5%	Telecommunication Services	3.7%
Consumer Staples	11.7%	Energy	2.7%
Information Technology	9.1%	Utilities	2.7%
Top Geographical Weightings
Country	Percent of Net Assets	Country	Percent of Net Assets
United Kingdom	17.4%	Hong Kong	4.5%
Switzerland	15.3%	South Korea	3.6%
Japan	13.3%	Spain	2.7%
France	11.6%	Israel	2.6%
Germany	8.6%	China	2.3%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Roche Holding AG	3.7%	Informa PLC	2.7%
Renault SA	3.1%	Panalpina Welttransport Holding AG	2.6%
Cheung Kong Holdings Ltd.	3.1%	Check Point Software Technologies Ltd.	2.6%
Adecco SA	3.0%	WPP PLC	2.5%
Red Electrica Corp SA	2.7%	Japan Exchange Group, Inc.	2.4%
		Total of Net Assets	28.4%

*"Top Sectors" includes Domestic Common Stocks and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at February 28, 2013 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 4.6%			Denmark 1.6%			Hong Kong 4.5%
Industrials 2.0%			Novo Nordisk A/S ADR	13,000	$ 2,275,000	Cheung Kong Holdings
Ritchie Bros			France 11.6%			Ltd.	280,000	$ 4,354,015
Auctioneers, Inc.	130,000	$ 2,961,400	Christian Dior SA	20,000	3,340,901	Hang Lung Properties
						Ltd.	520,000	2,004,745
Information Technology 2.6%			Danone SA	24,000	1,666,613			6,358,760
Check Point Software			Edenred SA	80,000	2,767,765
Technologies Ltd.*	70,000	3,675,700				India 1.0%
Total Domestic Common Stocks			L'Oreal SA	17,000	2,542,362	Housing Development
(Cost $5,773,710)		6,637,100	Renault SA	70,000	4,442,850	Finance Corp.	100,000	1,409,797
Foreign Stocks & ADR's 91.6%			Total SA ADR	35,000	1,750,700	Japan 13.3%
Australia 1.9%					16,511,191	CyberAgent, Inc.	1,200	2,235,840
BHP Billiton Ltd.	70,000	2,650,562	Germany 8.6%			FANUC Corp.	13,000	2,007,013
Brazil 1.5%			Allianz SE ADR	200,000	2,742,000	Japan Exchange Group,
Itau Unibanco Holding			Bayerische Motoren			Inc.	45,000	3,427,554
SA ADR	120,000	2,119,200	Werke AG	16,000	1,476,837	Mitsubishi Corp.	70,000	1,388,823
China 2.3%						Mitsubishi Estate Co
Baidu, Inc. ADR*	21,000	1,905,960	Fresenius SE & Co KGaA	20,000	2,458,089	Ltd.	90,000	2,242,960
			NORMA Group AG	82,000	2,853,017	Nippon Television
Want Holdings Want Ltd. China	1,000,000	1,402,857	SAP AG	35,000	2,734,800	Holdings, Inc.	200,000	3,007,876
		3,308,817			12,264,743	Nitori Holdings Co Ltd.	28,000	2,087,388

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund
(Unaudited)

		Value		Amount		Value
	Shares	(Note 2)		(M=$1,000)		(Note 2)
Pigeon Corp.	46,000	$ 2,590,571	Corporate Short-term Notes 2.0%
		18,988,025	Chevron Corp.
Netherlands 1.3%			0.08%, 03/05/13
ASML Holding NV ADR	26,950	1,912,911	(Cost $2,799,975)	2,800	M	$ 2,799,975
Singapore 1.9%			U.S. Government Obligations 1.4%
Singapore Technologies
Engineering Ltd.	800,000	2,745,478	Federal National Mortgage Association 1.4%
South Africa 1.7%			Agency Discount Notes:
MTN Group Ltd.	125,000	2,434,854	0.01%, 03/01/13
			(Cost $2,000,000)	2,000	M	2,000,000
South Korea 3.6%
Hyundai Motor Co.	11,300	2,274,975	Total Investments 100.0%
Samsung Electronics Co			(Cost $111,875,171)†			142,658,613
Ltd.	2,000	2,851,800
		5,126,775	Excess of Liabilities Over
			Other Assets 0.0%+			(59,723)
Spain 2.7%
Red Electrica Corp SA	70,000	3,873,043	Net Assets 100.0%			$ 142,598,890
Switzerland 15.3%
Adecco SA *	74,000	4,219,887
Nestle SA	45,000	3,144,671	*	Non-income producing.
Novartis AG	39,000	2,648,405	†	Cost for federal income tax purposes is $111,875,171.
				At February 28, 2013 unrealized appreciation for
				federal income tax purposes aggregated $30,783,442
Panalpina Welttransport				of which $33,253,384 related to appreciated
Holding AG	35,000	3,693,054		securities and $2,469,942 related to depreciated
Roche Holding AG	23,000	5,268,431	securities.
Swatch Group AG	5,000	2,843,273	+ Represents less than 0.05% of net assets.
		21,817,721	ADR - American Depositary Receipt
Taiwan 1.4%
Hiwin Technologies
Corp.	240,250	1,984,098
United Kingdom 17.4%
Alent PLC	75,000	424,395
Diageo PLC	100,000	3,003,759
HSBC Holdings PLC	174,408	1,930,596
Hunting PLC	161,000	2,122,490
Informa PLC	500,000	3,804,003
Johnson Matthey PLC	84,000	2,930,941
Standard Chartered PLC	70,000	1,907,235
Tesco PLC	420,000	2,354,947
Vodafone Group PLC	1,150,000	2,888,198
WPP PLC	220,000	3,517,736
		24,884,300
Total Foreign Stocks & ADR's
(Cost $100,745,223)		130,665,275
Institutional Money Market Funds 0.4%
State Street Institutional US
Government Money Market Fund
(Cost $556,263)	556,263	556,263

		The accompanying notes are an integral part of the financial statements

Sentinel Mid Cap II Fund
(Unaudited)
Fund Profile
at February 28, 2013
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Industrials	20.4%	Energy	6.7%
Information Technology	18.0%	Materials	5.3%
Consumer Discretionary	14.0%	Consumer Staples	3.6%
Health Care	14.0%	Utilities	1.3%
Financials	13.2%	Telecommunication Services	0.5%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Church & Dwight Co., Inc.	1.5%	IDEX Corp.	1.3%
Superior Energy Services, Inc.	1.4%	Joy Global, Inc.	1.3%
IHS, Inc.	1.4%	Steel Dynamics, Inc.	1.3%
Rockwood Holdings, Inc.	1.4%	PVH Corp.	1.3%
Flowserve Corp.	1.4%	ITC Holdings Corp.	1.3%
		Total of Net Assets	13.6%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at February 28, 2013 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 93.6%			Energy 6.7%			Zions Bancorporation	21,770	$525,528
Consumer Discretionary 14.0%			Core Laboratories NV	3,300	$452,595			5,670,513
Ascena Retail Group, Inc.*	32,860	$551,719	Dril-Quip, Inc.*	4,910	403,749	Health Care 13.1%
BorgWarner, Inc.*	4,670	347,495	Oil States Int'l., Inc.*	4,100	312,215	Bio-Rad Laboratories, Inc.*	3,070	378,224
Dana Holding Corp.	23,503	393,205	Plains Exploration &			Catamaran Corp.*	4,172	224,078
Darden Restaurants, Inc.	5,300	245,231	Production Co.*	13,010	590,264	Dentsply Int'l., Inc.	12,050	499,111
Dick's Sporting Goods, Inc.	12,150	607,500	SM Energy Co.	5,500	318,340	Endo Pharmaceuticals
						Holdings, Inc.*	12,380	383,780
Dollar Tree, Inc.*	9,050	408,924	Superior Energy Services, Inc.*	25,300	669,185	Henry Schein, Inc.*	5,380	480,004
Hanesbrands, Inc.*	11,340	449,518	Tidewater, Inc.	9,870	467,147	Hologic, Inc.*	13,760	300,381
Jarden Corp.*	8,330	517,376			3,213,495	IDEXX Laboratories, Inc.*	4,490	413,619
John Wiley & Sons, Inc.	9,880	361,411	Financials 11.9%
LKQ Corp.*	24,570	520,638				Illumina, Inc.*	6,700	335,871
						Life Technologies Corp.*	7,910	459,808
Morningstar, Inc.	4,760	326,441	Affiliated Managers Group, Inc.*	2,880	421,142
Penn National Gaming, Inc.*	6,970	347,455	City National Corp.	10,040	570,372	Masimo Corp.	21,490	426,577
						MEDNAX, Inc.*	6,690	572,798
			East West Bancorp, Inc.	21,050	517,830	Mettler-Toledo Int'l., Inc.*	1,980	421,344
PVH Corp.	5,160	628,746	Endurance Specialty
Texas Roadhouse, Inc.	19,730	381,578	Holdings Ltd.	8,460	372,578	Resmed, Inc.	12,250	545,002
Tractor Supply Co.	3,480	361,885	Everest Re Group Ltd.	4,660	580,683	Techne Corp.	5,330	362,387
Wolverine World Wide,Inc.	6,100	257,420	HCC Insurance Holdings,Inc.	14,290	571,600	Varian Medical Systems,Inc.*	6,480	457,682
		6,706,542	Invesco Ltd.	21,100	565,269			6,260,666
Consumer Staples 3.6%			MSCI, Inc.*	7,160	237,211	Industrials 20.4%
Church & Dwight Co., Inc.	11,340	702,626				Ametek, Inc.	12,095	505,934
Energizer Holdings, Inc.	3,700	340,141	Raymond James Financial, Inc.	13,860	608,177	B/E Aerospace, Inc.*	7,830	411,936
Flowers Foods, Inc.	15,860	446,935	Signature Bank*	5,750	427,053	Cintas Corp.	10,620	466,218
Hain Celestial Group, Inc.*	4,600	251,850	WR Berkley Corp.	6,580	273,070	Copart, Inc.*	9,050	308,967
		1,741,552				Donaldson Co., Inc.	15,180	546,936

		The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap II Fund
(Unaudited)

		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
Flowserve Corp.	4,050	$650,025	Utilities 1.3%
Genesee & Wyoming, Inc.*	5,270	471,771	ITC Holdings Corp.	7,320	$ 618,686
IDEX Corp.	12,610	642,227	Total Domestic Common Stocks
			(Cost $38,028,280)		44,786,644
IHS, Inc.*	6,160	654,500	Foreign Stocks & ADR's 2.1%
Jacobs Engineering Group,
Inc.*	10,400	507,936	Israel 1.2%
JB Hunt Transport Services,			NICE Systems Ltd. ADR*	16,510	582,968
Inc.	6,590	458,137	United Kingdom 0.9%
Joy Global, Inc.	10,110	640,367	Shire Ltd. ADR	4,440	415,851
MSC Industrial Direct Co.,			Total Foreign Stocks & ADR's
Inc.	7,050	601,506	(Cost $998,331)		998,819
Quanta Services, Inc.*	20,830	591,572	Real Estate Investment Trusts 1.3%
Regal-Beloit Corp.	7,600	587,328	Financials 1.3%
Ritchie Bros Auctioneers,			Digital Realty Trust, Inc.	4,610	308,778
Inc.	12,000	273,360
			Home Properties, Inc.(a)	5,330	332,698
Roper Industries, Inc.	3,320	413,705	Total Real Estate Investment Trusts
Stericycle, Inc.*	4,987	478,353	(Cost $596,720)		641,476
Waste Connections, Inc.	16,096	550,644	Institutional Money Market Funds 3.1%
		9,761,422	State Street Institutional US
Information Technology 16.8%			Government Money Market Fund
Altera Corp.	14,350	508,277	(Cost $1,482,756)	1,482,756	1,482,756
			Total Investments 100.1%
ANSYS, Inc.*	7,200	545,760	(Cost $41,106,087)†		47,909,695
Dolby Laboratories, Inc.	11,960	381,285
F5 Networks, Inc.*	2,860	270,070	Excess of Liabilities Over
			Other Assets (0.1)%		(36,463)
FLIR Systems, Inc.	13,470	354,800
Informatica Corp.*	11,920	417,319	Net Assets 100.0%		$47,873,232
Jack Henry & Associates,
Inc.	8,630	377,304	* Non-income producing.
Microchip Technology, Inc.	12,200	444,934
			†	Cost for federal income tax purposes is $41,106,087.
Micros Systems, Inc.*	12,650	541,420	At February 28, 2013 unrealized appreciation for
NeuStar, Inc.*	11,840	519,184	federal income tax purposes aggregated $6,803,608
			of which $7,618,048 related to appreciated securities
Nuance Communications, Inc.*	22,070	406,309	and $814,440 related to depreciated securities.
Open Text Corp.*	9,820	539,707	(a)	Return of capital paid during the fiscal period.
Plantronics, Inc.	11,870	479,073	ADR - American Depositary Receipt
Power Integrations, Inc.	14,260	596,210
Riverbed Technology, Inc.*	30,000	458,400
Semtech Corp.*	19,900	608,343
Trimble Navigation Ltd.*	9,560	568,151
		8,016,546
Materials 5.3%
Airgas, Inc.	4,760	477,333
AptarGroup, Inc.	10,060	542,636
Ecolab, Inc.	3,200	244,960
Rockwood Holdings, Inc.	10,400	651,040
Steel Dynamics, Inc.	41,760	637,675
		2,553,644
Telecommunication Services 0.5%
tw telecom, Inc.*	9,620	243,578

		The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund
(Unaudited)
Fund Profile
at February 28, 2013
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Industrials	19.6%	Energy	6.6%
Information Technology	17.3%	Materials	5.1%
Health Care	13.4%	Consumer Staples	3.5%
Consumer Discretionary	13.3%	Index	1.5%
Financials	12.7%	Utilities	1.3%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
SPDR S&P MidCap 400 ETF Trust	1.5%	Plains Exploration & Production Co.	1.3%
Church & Dwight Co., Inc.	1.4%	IHS, Inc.	1.3%
Superior Energy Services, Inc.	1.4%	Steel Dynamics, Inc.	1.3%
Rockwood Holdings, Inc.	1.3%	Flowserve Corp.	1.3%
IDEX Corp.	1.3%	PVH Corp.	1.3%
		Total of Net Assets	13.4%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at February 28, 2013 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 90.1%			Hain Celestial Group, Inc.*	9,100	$498,225	WR Berkley Corp.	13,600	$564,400
Consumer Discretionary 13.3%					3,548,214	Zions Bancorporation	44,910	1,084,127
Ascena Retail Group, Inc.*	62,530	$1,049,879	Energy 6.6%					11,621,637
BorgWarner, Inc.*	9,550	710,616	Core Laboratories NV	7,000	960,050	Health Care 12.6%
Dana Holding Corp.	48,250	807,222	Dril-Quip, Inc.*	10,220	840,391	Bio-Rad Laboratories, Inc.*	6,280	773,696
Darden Restaurants, Inc.	11,200	518,224	Oil States Int'l., Inc.*	7,600	578,740
Dick's Sporting Goods,			Plains Exploration &			Catamaran Corp.*	8,314	446,545
Inc.	25,160	1,258,000	Production Co.*	29,180	1,323,897	Dentsply Int'l., Inc.	23,980	993,251
Dollar Tree, Inc.*	18,190	821,915	SM Energy Co.	10,310	596,743	Endo Pharmaceuticals
						Holdings, Inc.*	25,050	776,550
Hanesbrands, Inc.*	23,390	927,180	Superior Energy Services, Inc.*	52,190	1,380,425	Henry Schein, Inc.*	11,110	991,234
Jarden Corp.*	17,040	1,058,354	Tidewater, Inc.	20,240	957,959	Hologic, Inc.*	27,030	590,065
John Wiley & Sons, Inc.	19,600	716,968			6,638,205	IDEXX Laboratories, Inc.*	8,940	823,553
LKQ Corp.*	50,570	1,071,578	Financials 11.5%			Illumina, Inc.*	13,270	665,225
Morningstar, Inc.	9,780	670,712	Affiliated Managers			Life Technologies Corp.*	16,400	953,332
Penn National Gaming, Inc.*	11,560	576,266	Group, Inc.*	5,900	862,757	Masimo Corp.	43,840	870,224
PVH Corp.	10,530	1,283,081	City National Corp.	20,540	1,166,878	MEDNAX, Inc.*	14,340	1,227,791
Texas Roadhouse, Inc.	40,580	784,817	East West Bancorp, Inc.	43,260	1,064,196	Mettler-Toledo Int'l., Inc.*	3,930	836,304
Tractor Supply Co.	7,110	739,369	Endurance Specialty Holdings Ltd.	17,410	766,736	Resmed, Inc.	25,180	1,120,258
Wolverine World Wide, Inc.	11,600	489,520	Everest Re Group Ltd.	9,650	1,202,487	Techne Corp.	10,710	728,173
		13,483,701	HCC Insurance Holdings, Inc.	29,400	1,176,000	Varian Medical Systems, Inc.*	13,260	936,554
Consumer Staples 3.5%								12,732,755
Church & Dwight Co., Inc.	22,700	1,406,492	Invesco Ltd.	40,670	1,089,549	Industrials 19.6%
			MSCI, Inc.*	15,000	496,950	Ametek, Inc.	24,800	1,037,384
Energizer Holdings, Inc.	7,670	705,103
Flowers Foods, Inc.	33,300	938,394	Raymond James Financial, Inc.	28,800	1,263,744	B/E Aerospace, Inc.*	14,800	778,628
			Signature Bank*	11,900	883,813	Cintas Corp.	21,650	950,435

The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund
(Unaudited)
							*	Non-income producing.
							†	Cost for federal income tax purposes is $73,394,169.
		Value				Value		At February 28, 2013 unrealized appreciation for
	Shares	(Note 2)		Shares		(Note 2)		federal income tax purposes aggregated $27,825,049
								of which $29,348,203 related to appreciated
Copart, Inc.*	18,670	$ 637,394	Telecommunication Services 0.5%					securities and $1,523,154 related to depreciated
Donaldson Co., Inc.	31,350	1,129,541	tw telecom, Inc.*	19,490		$ 493,487		securities.
Flowserve Corp.	8,200	1,316,100	Utilities 1.3%				(a)	Return of capital paid during the fiscal period.
							ADR	-	American Depositary Receipt
			ITC Holdings Corp.	15,140		1,279,633	SPDR	-	Standard & Poor's Depository Receipts
Genesee & Wyoming, Inc.*	10,420	932,798	Total Domestic Common Stocks
IDEX Corp.	26,490	1,349,136	(Cost $64,311,489)			91,027,858
IHS, Inc.*	12,460	1,323,875	Domestic Exchange Traded Funds 1.5%
Jacobs Engineering			Index 1.5%
Group, Inc.*	21,430	1,046,641	iShares Russell Midcap
JB Hunt Transport			Growth Index Fund	500		33,640
Services, Inc.	12,970	901,674	SPDR S&P MidCap 400
Joy Global, Inc.	19,970	1,264,900	ETF Trust*	7,670		1,537,911
MSC Industrial Direct Co., Inc.	14,700	1,254,204	Total Domestic Exchange Traded Funds
Quanta Services, Inc.*	41,280	1,172,352	(Cost $1,425,748)			1,571,551
Regal-Beloit Corp.	15,130	1,169,247	Foreign Stocks & ADR's 2.0%
			Israel 1.2%
Ritchie Bros Auctioneers, Inc.	23,730	540,569	NICE Systems Ltd. ADR*	33,700		1,189,947
Roper Industries, Inc.	6,830	851,086	United Kingdom 0.8%
Stericycle, Inc.*	10,218	980,111	Shire Ltd. ADR	8,640		809,222
			Total Foreign Stocks & ADR's
Waste Connections, Inc.	33,020	1,129,614	(Cost $1,294,816)			1,999,169
		19,765,689
Information Technology 16.1%			Real Estate Investment Trusts 1.2%
Altera Corp.	26,750	947,485	Financials 1.2%
ANSYS, Inc.*	14,840	1,124,872	Digital Realty Trust, Inc.	8,650		579,377
Dolby Laboratories, Inc.	23,790	758,425	Home Properties, Inc.(a)	10,910		681,002
			Total Real Estate Investment Trusts
F5 Networks, Inc.*	5,690	537,307	(Cost $1,001,855)			1,260,379
FLIR Systems, Inc.	27,810	732,516	Institutional Money Market Funds 0.7%
Informatica Corp.*	22,410	784,574	State Street Institutional US
Jack Henry & Associates,			Government Money Market Fund
Inc.	17,600	769,472	(Cost $660,278)	660,278		660,278
Microchip Technology,				Principal
Inc.	25,260	921,232		Amount		Value
Micros Systems, Inc.*	26,400	1,129,920		(M=$1,000)		(Note 2)
NeuStar, Inc.*	24,650	1,080,903	Corporate Short-term Notes 4.7%
Nuance Communications,			Chevron Corp.
Inc.*	45,710	841,521	0.08%, 03/01/13	2,200	M	2,200,000
Open Text Corp.*	20,150	1,107,444	United Parcel Service, Inc.
Plantronics, Inc.	24,470	987,609	0.05%, 03/06/13	2,500	M	2,499,983
Power Integrations, Inc.	28,730	1,201,201	Total Corporate Short-term Notes
Riverbed Technology,			(Cost $4,699,983)			4,699,983
Inc.*	62,200	950,416	Total Investments 100.2%
			(Cost $73,394,169)†			101,219,218
Semtech Corp.*	40,990	1,253,064
Trimble Navigation Ltd.*	19,660	1,168,394	Excess of Liabilities Over
		16,296,355	Other Assets (0.2)%			(223,066)
Materials 5.1%
Airgas, Inc.	8,520	854,386	Net Assets 100.0%	$100,996,152
AptarGroup, Inc.	20,740	1,118,715
Ecolab, Inc.	6,800	520,540
Rockwood Holdings, Inc.	21,700	1,358,420
Steel Dynamics, Inc.	86,190	1,316,121
		5,168,182

		The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

Fund Profile
at February 28, 2013
Average Effective Duration
			Percent of
Duration		Fixed Income Holdings
Less than 1 yr.			14.8%
1 yr. to 2.99 yrs.			66.3%
3 yrs. to 3.99 yrs.			8.9%
4 yrs. to 5.99 yrs.			10.1%

Average Effective Duration (for all Fixed Income Holdings) 1.9 years*

Top 10 Holdings**
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNR 11-137 KC	2.00%	01/25/27	5.5%	FNR 10-153 AC	2.00%	11/25/18	4.0%
FNR 10-64 AD	3.00%	12/25/20	5.3%	FHR 3772 HC	3.00%	10/15/18	3.9%
FNMA AQ9362	2.50%	01/01/28	5.1%	FHR 4022 AH	1.50%	12/15/25	3.9%
FHR 4039 PB	1.50%	05/15/27	5.0%	FNR 10-83 AK	3.00%	11/25/18	3.8%
FNR 11-3 EL	3.00%	05/25/20	4.3%	FNR 12-53 CD	1.50%	05/25/22	3.3%
				Total of Net Assets			44.1%

*The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at February 28, 2013 (Unaudited)

	Principal				Principal				Principal
	Amount		Value		Amount		Value		Amount		Value
	(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)
U.S. Government Obligations 100.2%				FHR 2642 WP				FHR 4022 AH
U.S. Government				4.5%, 02/15/18	2,617	M	$ 2,678,349	1.5%, 12/15/25	65,639	M	$ 66,385,581
Agency Obligations 100.2%				FHR 3772 HC				FHR 4039 PB
				3%, 10/15/18	64,409	M	66,777,830	1.5%, 05/15/27	84,527	M	85,519,770
Federal Home Loan Mortgage				FHR 3659 DE				FHR 3507 AC
Corporation 28.0%				2%, 03/15/19	3,946	M	4,040,120	4%, 06/15/27	22,122	M	22,537,646
Collateralized Mortgage Obligations:				FHR 3645 EH				FHR 2927 ED
FHR 2353 TD				3%, 12/15/20	13,963	M	14,539,010	4%, 01/15/35	7,127	M	7,305,588
6%, 09/15/16	46	M	$ 49,426	FHR 3874 BD				FHR 3662 TC
FHR 3261 AG				3%, 06/15/21	9,508	M	9,891,375	3.5%, 04/15/35	8,365	M	8,430,901
5.5%, 01/15/17	3,312	M	3,403,785	FHR 3574 EA				FHR 3638 PA
FHR 2510 AJ				3%, 09/15/21	21,092	M	21,750,610	4.5%, 03/15/37	10,288	M	10,633,050
5%, 10/15/17	1,843	M	1,975,390	FHR 3414 A							428,461,116
FHR 2508 CK				4.5%, 07/15/22	4,381	M	4,541,630	Mortgage-Backed Securities:
5%, 10/15/17	3,511	M	3,767,818	FHR 3559 AB				10-Year:
FHR 2530 BH				4.5%, 03/15/23	782	M	794,109	FHLMC J00464
5%, 11/15/17	4,416	M	4,708,491	FHR 3571 BA				5%, 11/01/15	748	M	799,079
FHR 3604 AG				4.5%, 04/15/23	6,508	M	6,664,224	FGCI J14193
4%, 12/15/17	5,059	M	5,200,544	FHR 3780 TL				3.5%, 01/01/21	2,280	M	2,402,405
FHR 3562 AN				3.75%, 04/15/24	21,405	M	22,006,545	FGCI J14483
4%, 12/15/17	3,144	M	3,322,819	FHR 3829 CA				3.5%, 02/01/21	2,831	M	2,984,129
FHR 2629 BL				4%, 08/15/24	11,492	M	11,825,078	FGCI J14614
4.5%, 01/15/18	5,439	M	5,572,606	FHR 3874 JA				3.5%, 03/01/21	4,638	M	4,897,262
FHR 2635 DG				3%, 04/15/25	20,751	M	21,375,752	FGCI J14793
4.5%, 01/15/18	1,425	M	1,468,742	FHR 3665 GP				3.5%, 03/01/21	1,985	M	2,092,436
				3.5%, 05/15/25	10,538	M	11,294,327

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)
	Principal				Principal				Principal
	Amount		Value		Amount		Value		Amount		Value
	(M=$ 1,000)		(Note 2)		(M=$ 1,000)		(Note 2)		(M=$ 1,000)		(Note 2)

FGCI J15846				30-Year:				FNR 08-80 TJ
3.5%, 06/01/21	960	M	$ 1,014,094	FHLMC G00100				5%, 09/25/22	5,109	M	$ 5,289,856
			14,189,405	8%, 02/01/23	7	M	$ 8,637	FNR 08-81 KA
15-Year:				FHLMC A17291				5%, 10/25/22	2,421	M	2,506,141
FHLMC G11135				6.5%, 11/01/33	1,028	M	1,164,504	FNR 03-42 EP
6.5%, 08/01/13	490		496				1,173,141	4%, 11/25/22	1,312	M	1,334,057
FHLMC E72131				Total Federal Home Loan				FNR 35-84 AB
6.5%, 08/01/13	8	M	7,830	Mortgage Corporation			479,646,845	4.5%, 12/15/22	16,071	M	16,482,626
FHLMC E72178				Federal National Mortgage				FNR 11-90 AL
6.5%, 09/01/13	1	M	1,196	Association 72.2%				3.5%, 09/25/23	21,371	M	22,570,748
FHLMC G10965								FNR 10-3 GA
7.5%, 10/01/14	4	M	3,998	Agency Discount Notes:				4%, 02/25/25	6,839	M	7,274,191
FHLMC E82128				0.01%, 03/01/13	35,000	M	35,000,000	FNR 11-15 HC
7%, 03/01/15	4	M	3,970	Collateralized Mortgage Obligations:				2.5%, 03/25/26	26,413	M	27,556,033
FHLMC E00843				FNR 02-11 QC				FNR 11-82 AD
8%, 04/01/15	2	M	2,000	5.5%, 03/25/17	1,253	M	1,318,811	4%, 08/25/26	17,226	M	18,305,546
FHLMC E01009				FNR 02-18 PC				FNR 11-137 KC
6.5%, 08/01/16	164	M	176,031	5.5%, 04/25/17	435	M	441,262	2%, 01/25/27	90,729	M	93,598,180
FHLMC G11585				FNR 10-110 HC				FNR 09-77 HA
7%, 02/01/17	69	M	74,153	2.5%, 10/25/18	38,116	M	39,336,614	4.5%, 09/25/27	16,763	M	17,162,870
FHLMC E88357				FNR 10-153 AC				FNR 36-81 AH
6.5%, 03/01/17	28	M	28,428	2%, 11/25/18	67,422	M	69,184,214	4%, 10/15/27	8,765	M	8,982,417
FGCI E96256				FNR 10-83 AK				FNR 08-21 CL LC
4%, 05/01/18	1,590	M	1,693,851	3%, 11/25/18	63,316	M	65,643,369	6%, 02/25/30	3,768	M	3,826,563
FGCI E97047				FNR 09-70 NL				FNR 11-41 DQ
4%, 05/01/18	1,280	M	1,363,910	3%, 08/25/19	30,959	M	32,088,829	3%, 10/25/30	17,685	M	17,900,289
FGCI E96749				FNR 09-70 NM				FNR 11-30 NK
4%, 06/01/18	2,155	M	2,296,308	3.25%, 08/25/19	38,331	M	39,924,570	3%, 10/25/30	8,633	M	8,734,824
FGCI E97094				FNR 09-78 NG				FNR 11-41 CQ
4%, 06/01/18	1,987	M	2,116,543	3.5%, 08/25/19	18,235	M	19,156,116	3%, 11/25/30	17,397	M	17,609,238
FGCI E97149				FNR 09-70 NQ				FNR 03-69 GH
4%, 07/01/18	2,273	M	2,422,046	3.5%, 08/25/19	23,486	M	24,587,125	3.25%, 12/25/31	3,527	M	3,588,792
FHLMC E98706				FNR 11-3 EL				FNR 03-69 GJ
5%, 08/01/18	1,336	M	1,434,689	3%, 05/25/20	70,261	M	72,914,798	3.5%, 12/25/31	2,425	M	2,451,310
FGCI B10742				FNR 10-65 AD				FNR 04-74 BZ
4.5%, 11/01/18	830	M	883,953	3%, 09/25/20	11,980	M	12,475,504	4.5%, 01/25/32	4,565	M	4,583,597
FHLMC B11933				FNR 09-88 DB				FNR 02-82 PD
4%, 01/01/19	5,309	M	5,643,612	3%, 10/25/20	41,195	M	42,817,445	6%, 02/25/32	682	M	686,712
FHLMC B12434				FNR 09-88 DC				FNR 03-76 PQ
4.5%, 03/01/19	1,782	M	1,902,364	3.25%, 10/25/20	31,750	M	33,174,391	3.5%, 04/25/32	429	M	438,106
FHLMC J05907				FNR 11-78 A				FNR 08-72 BG
6%, 08/01/19	2,042	M	2,239,500	2%, 11/25/20	36,171	M	37,163,800	5.25%, 03/25/35	2,019	M	2,032,388
FGCI G13841				FNR 10-64 AD				FNR 07-112 MC
4%, 05/01/20	10,617	M	11,304,232	3%, 12/25/20	85,990	M	90,191,143	5.25%, 10/25/36	5,546	M	5,733,807
FGCI J15844				FNR 09-113 DB				FNR 09-3 HL
3.5%, 07/01/21	1,951	M	2,059,983	3%, 12/25/20	40,810	M	42,331,658	5%, 02/25/39	2,435	M	2,548,822
			35,659,093	FNR 11-67 EL				FNR 09-32 BH
20-Year:				2%, 07/25/21	33,671	M	34,365,294	5.25%, 05/25/39	3,616	M	3,898,169
FHLMC C90035				FNR 11-67 DA							1,039,954,740
6.5%, 11/01/13	10	M	11,049	4.5%, 07/25/21	24,161	M	25,735,834	Mortgage-Backed Securities:
FHLMC D94982				FNR 12-53 CD				10-Year:
7%, 04/01/16	34	M	37,083	1.5%, 05/25/22	55,165	M	55,844,255	FNMA 254882
FHLMC D94230				FNR 08-61 CA				5%, 08/01/13	2	M	2,174
7.5%, 10/01/19	106	M	115,958	5%, 08/25/22	3,511	M	3,655,659	FNMA 780339
			164,090	FNR 08-55 NA				4.5%, 06/01/14	131	M	141,148
				5%, 08/25/22	2,427	M	2,508,767	FNMA 255368
								5.5%, 07/01/14	59	M	63,492

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

	Principal				Principal				Principal
	Amount		Value		Amount		Value		Amount		Value
	(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)
FNMA 928247				FNMA 792797				FNMA AQ9362
5.5%, 04/01/17	752	M	$ 804,868	5.5%, 04/01/17	7	M	$ 7,079	2.5%, 01/01/28	84,475	M	$87,867,119
FNMA 972931				FNMA 668338							118,047,377
5%, 02/01/18	302	M	327,445	5%, 11/01/17	669	M	724,964	30-Year:
FNMA 929527				FNMA 671380				FNMA 124871
5%, 06/01/18	173	M	187,930	6%, 11/01/17	72	M	77,831	7%, 05/01/13	2	M	1,540
FNMA 257378				FNMA 650205				FNMA 626664
5%, 09/01/18	216	M	233,997	5%, 01/01/18	537	M	581,810	6%, 04/01/17	135	M	145,176
FNMA 930890				FNMA 679165				FNMA 479421
5%, 04/01/19	120	M	130,497	5.5%, 02/01/18	175	M	187,294	7%, 09/01/21	38	M	43,452
FNMA MA0113				FNMA 685474				FNMA 207530
5%, 05/01/19	283	M	306,934	4.5%, 04/01/18	1,287	M	1,388,435	8.25%, 04/01/22	10	M	9,663
FNMA 931517				FNMA 720312				FNMA 175123
5%, 07/01/19	66	M	71,343	4.5%, 06/01/18	883	M	952,538	7.45%, 08/01/22	111	M	127,043
FNMA 932111				FNMA 726757							326,874
5%, 10/01/19	28	M	30,735	4.5%, 06/01/18	1,757	M	1,895,063	Total Federal National
FNMA AI3766				FNMA 722106				Mortgage Association			1,236,560,959
3%, 08/01/20	6,831	M	7,232,311	4.5%, 07/01/18	1,116	M	1,203,637	Government National Mortgage
FNMA AB1575				FNMA 729583				Corporation 0.0%
3.5%, 10/01/20	4,401	M	4,668,811	4.5%, 07/01/18	914	M	985,903	Collateralized Mortgage Obligations:
FNMA MA0548				FNMA 722060				GNR 03-3 LM
3.5%, 10/01/20	5,657	M	6,001,017	4.5%, 07/01/18	2,676	M	2,886,527	5.5%, 02/20/32	298	M	301,757
			20,202,702	FNMA 712165				Mortgage-Backed Securities:
15-Year:				5%, 08/01/18	1,018	M	1,103,908	10-Year:
FNMA 433301				FNMA 725284				GNMA 634538
6.5%, 07/01/13	13	M	13,489	7%, 11/01/18	466	M	507,014	6%, 09/15/14	77	M	80,367
FNMA 426453				FNMA 761247				GNMA 634545
5.5%, 10/01/13	8	M	8,800	4.5%, 01/01/19	1,273	M	1,402,537	6.5%, 09/15/14	80	M	83,048
FNMA 446787				FNMA 890109							163,415
5.5%, 01/01/14	6	M	6,942	4.5%, 12/01/19	4,184	M	4,512,594	15-Year:
FNMA 447881				FNMA 985670
5.5%, 01/01/14	6	M	6,097	6.5%, 10/01/21	894	M	1,002,574	GNMA 462328
FNMA 496015				FNMA AA8647				6.5%, 04/15/13	626		634
5.5%, 04/01/14	6	M	6,714	5%, 11/01/23	1,652	M	1,793,124	GNMA 780759
FNMA 576789				FNMA AC0317				6.5%, 04/15/13	116		117
5.5%, 06/01/14	5	M	5,325	4.5%, 02/01/24	260	M	280,568	GNMA 456869
FNMA 536814				FNMA AC0318				6.5%, 05/15/13	74		75
5.5%, 06/01/14	27	M	27,592	5%, 06/01/24	557	M	603,805	GNMA 780859
FNMA 630985							23,029,266	7.5%, 09/15/13	64		64
7%, 09/01/15	35	M	36,264	20-Year:				GNMA 780978
FNMA 535631				FNMA 512520				6.5%, 02/15/14	73	M	75,016
7%, 12/01/15	97	M	101,756	7%, 07/01/13	1	M	1,118	GNMA 781109
FNMA 594602				FNMA 190659				7%, 11/15/14	391	M	408,414
9%, 01/01/16	3	M	3,237	7%, 02/01/14	4	M	3,809	GNMA 489953
FNMA 609148				FNMA 190697				6%, 12/15/16	15	M	16,507
7%, 02/01/16	452	M	467,483	7%, 03/01/14	18	M	19,063				500,827
FNMA 535777				FNMA 528088				20-Year:
5.5%, 03/01/16	25	M	26,844	5.5%, 05/01/14	3	M	3,226	GNMA 628440
FNMA 663227				FNMA 768628				7%, 04/15/24	137	M	160,558
6%, 03/01/16	26	M	27,162	5.5%, 09/01/15	22	M	23,284	30-Year:
FNMA 574598				FNMA 619191				GNMA II 495
6%, 05/01/16	63	M	66,863	6.5%, 12/01/15	78	M	79,143	10%, 02/20/16	71		74
FNMA 545298				FNMA 251716				Total Government National
5.5%, 11/01/16	62	M	66,498	10.5%, 03/01/18	2	M	1,565	Mortgage Corporation			1,126,631
FNMA 614920				FNMA AB6290				Total U.S. Government Obligations
5.5%, 12/01/16	57	M	60,995	3%, 09/01/27	28,491	M	30,049,050	(Cost $1,696,977,846)			1,717,334,435

The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

Value
	Shares	(Note 2)
Institutional Money Market Funds 0.3%
State Street Institutional US
Government Money Market Fund
(Cost $4,505,929)	4,505,929	$4,505,929
Total Investments 100.5%
(Cost $1,701,483,775)†		1,721,840,364

Excess of Liabilities Over
Other Assets (0.5)%		(8,582,170)

Net Assets 100.0%		$ 1,713,258,194

† Cost for federal income tax purposes is
$1,701,483,775. At February 28, 2013 unrealized
appreciation for federal income tax purposes
aggregated $20,356,589 of which $23,928,071 related
to appreciated securities and $3,571,482 related to
depreciated securities.

Sentinel Small Company Fund
(Unaudited)

Fund Profile
at February 28, 2013
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.4%	Energy	6.3%
Industrials	18.4%	Materials	5.6%
Financials	16.0%	Consumer Staples	3.2%
Consumer Discretionary	14.6%	Utilities	1.5%
Health Care	11.9%	Index	1.1%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
City National Corp.	1.4%	Bio-Rad Laboratories, Inc.	1.4%
Hub Group Inc.	1.4%	Genesee & Wyoming, Inc.	1.4%
j2 Global, Inc.	1.4%	Semtech Corp.	1.3%
Penn National Gaming, Inc.	1.4%	Evercore Partners, Inc.	1.3%
Regal-Beloit Corp.	1.4%	Clarcor, Inc.	1.3%
		Total of Net Assets	13.7%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at February 28, 2013 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 91.3%			Flowers Foods, Inc.	323,400	$ 9,113,412	ProAssurance Corp.	310,000	$ 14,535,900
Consumer Discretionary 14.6%			Hain Celestial Group,			Prosperity
			Inc.*	303,100	16,594,725	Bancshares, Inc.	310,600	14,331,084
Ascena Retail Group, Inc.*	834,800	$ 14,016,292			40,404,560	Stifel Financial Corp.*	471,900	16,299,426
			Energy 6.3%			SVB Financial Group*	212,200	14,230,132
Buffalo Wild Wings, Inc.*	185,000	14,557,650						159,898,140
Dana Holding Corp.	941,000	15,742,930	Comstock Resources, Inc.*	584,100	8,247,492	Health Care 11.9%
Express, Inc.*	560,400	10,367,400	Dril-Quip, Inc.*	184,700	15,187,881	Bio-Rad Laboratories,
Iconix Brand Group,			Oasis Petroleum,			Inc.*	138,600	17,075,520
Inc.*	618,500	14,608,970	Inc.*	326,500	11,982,550	Haemonetics Corp.*	365,100	15,060,375
John Wiley & Sons,			Oil States Int'l., Inc.*	177,100	13,486,165	ICON PLC*	465,800	14,514,328
Inc.	179,200	6,555,136	Superior Energy			Integra LifeSciences
Men's Wearhouse,			Services, Inc.*	602,000	15,922,900	Holdings Corp.*	355,300	14,474,922
Inc.	430,000	12,091,600	Tidewater, Inc.	313,700	14,847,421	Masimo Corp.	639,700	12,698,045
Monro Muffler Brake,					79,674,409	Myriad Genetics, Inc.*	493,100	12,534,602
Inc.	387,900	14,371,695	Financials 12.7%			NuVasive, Inc.*	523,200	9,715,824
Morningstar, Inc.	144,100	9,882,378	City National Corp.	319,900	18,173,519
Penn National			East West Bancorp,			Sirona Systems, Dental Inc.*	188,100	13,358,862
Gaming, Inc.*	348,900	17,392,665	Inc.	640,300	15,751,380	Techne Corp.	241,500	16,419,585
Steven Madden Ltd.*	340,700	15,021,463	Endurance Specialty
Texas Roadhouse, Inc.	819,800	15,854,932	Holdings Ltd.	260,700	11,481,228	Volcano Corp.*	503,000	10,884,920
Vitamin Shoppe, Inc.*	133,600	7,020,680	Evercore Partners,			West Pharmaceutical
			Inc.	411,600	16,752,120	Services, Inc.	202,700	12,247,134
Wolverine World								148,984,117
Wide, Inc.	387,900	16,369,380	HCC Insurance
		183,853,171	Holdings, Inc.	394,000	15,760,000	Industrials 18.4%
Consumer Staples 3.2%			MarketAxess			Actuant Corp.	481,700	14,648,497
Casey's General			Holdings, Inc.	243,800	9,522,828	Aerovironment, Inc.*	434,300	9,606,716
Stores, Inc.	259,700	14,696,423	Portfolio Recovery			Clarcor, Inc.	328,000	16,724,720
			Associates, Inc.*	111,700	13,060,523

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund
(Unaudited)

		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
Copart, Inc.*	111,000	$ 3,789,540	Utilities 1.5%
Esterline			Atmos Energy Corp.	244,000	$ 9,313,480
Technologies Corp.*	234,200	16,143,406	ITC Holdings Corp.	115,500	9,762,060
Genesee & Wyoming,					19,075,540
Inc.*	189,400	16,955,088	Total Domestic Common Stocks
Healthcare Services			(Cost $756,792,037)		1,147,228,567
Group, Inc.	578,500	13,941,850	Domestic Exchange Traded Funds 1.1%
Hub Group Inc.*	476,800	17,989,664	Index 1.1%
IDEX Corp.	307,300	15,650,789	iShares Russell 2000
II-VI, Inc.*	493,000	8,543,690	Index Fund	49,700	4,495,862
Middleby Corp.*	95,000	14,184,450	iShares Russell Midcap Growth
MSC Industrial Direct Co., Inc.	77,300	6,595,236	Index Fund	64,900	4,366,472
Regal-Beloit Corp.	222,900	17,225,712	iShares S&P SmallCap
			600 Index Fund	50,400	4,224,024
Ritchie Bros			Total Domestic Exchange Traded
Auctioneers, Inc.	719,600	16,392,488	Funds
Toro Co.	259,800	11,716,980	(Cost $11,177,095)		13,086,358
Wabtec Corp.	145,100	14,189,329	Foreign Stocks & ADR's 1.3%
			Israel 1.3%
Waste Connections, Inc.	481,300	16,465,273	NICE Systems Ltd.
		230,763,428	ADR
Information Technology 17.1%			(Cost $10,192,062)*	451,800	15,953,058
CommVault Systems,			Real Estate Investment Trusts 3.3%
Inc.*	120,000	8,874,000	Financials 3.3%
Diodes, Inc.*	812,400	16,191,132	BioMed Realty Trust,
Hittite Microwave			Inc.(a)	715,300	15,107,136
Corp.*	191,600	12,419,512	Corporate Office
j2 Global, Inc.	491,600	17,540,288	Properties Trust(a)	470,000	12,158,900
Jack Henry &			Home Properties,
Associates, Inc.	242,200	10,588,984	Inc.(a)	234,100	14,612,522
			Total Real Estate Investment Trusts
Micros Systems, Inc.*	347,200	14,860,160	(Cost $34,187,336)		41,878,558
NeuStar, Inc.*	307,500	13,483,875	Institutional Money Market Funds 3.2%
Open Text Corp.*	279,700	15,372,312	State Street Institutional US
Plantronics, Inc.	408,400	16,483,024	Government Money Market Fund
Power Integrations,			(Cost $40,833,546)	40,833,546	40,833,546
Inc.	396,600	16,581,846	Total Investments 100.2%
Progress Software			(Cost $853,182,076)†		1,258,980,087
Corp.*	692,200	15,588,344
			Excess of Liabilities Over
Qlik Technologies,			Other Assets (0.2)%		(2,218,813)
Inc.*	552,600	14,367,600
Rofin-Sinar			Net Assets 100.0%		$ 1,256,761,274
Technologies, Inc.*	443,200	11,775,824
Sapient Corp.*	1,180,200	13,241,844	*	Non-income producing.
Semtech Corp.*	549,000	16,782,930	†		Cost for federal income tax purposes is $853,182,076.
		214,151,675	At February 28, 2013 unrealized appreciation for
			federal income tax purposes aggregated
Materials 5.6%			$405,798,011 of which $421,311,184 related to
AptarGroup, Inc.	303,400	16,365,396	appreciated securities and $15,513,173 related to
Greif, Inc.	210,700	10,718,309	depreciated securities.
Rockwood Holdings,			(a)		Return of capital paid during the fiscal period.
Inc.	228,300	14,291,580	ADR - American Depositary Receipt
Sensient Technologies
Corp.	338,500	12,494,035
Steel Dynamics, Inc.	1,084,100	16,554,207
		70,423,527

		The accompanying notes are an integral part of the financial statements

Sentinel Sustainable Core Opportunities Fund
(Unaudited)
Fund Profile
at February 28, 2013
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.1%	Energy	9.8%
Financials	15.2%	Consumer Discretionary	9.3%
Health Care	14.3%	Materials	3.3%
Industrials	12.9%	Telecommunication Services	2.8%
Consumer Staples	10.3%	Utilities	1.1%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
PepsiCo, Inc.	2.4%	Pfizer, Inc.	2.0%
Precision Castparts Corp.	2.3%	Int'l. Business Machines Corp.	2.0%
Procter & Gamble Co.	2.2%	Time Warner, Inc.	2.0%
Canadian Pacific Railway Ltd.	2.1%	Johnson & Johnson	1.9%
Emerson Electric Co.	2.1%	Crown Holdings, Inc.	1.9%
		Total of Net Assets	20.9%

*"Top Sectors" includes Domestic Common Stocks and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at February 28, 2013 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 95.0%			Devon Energy Corp.	50,000	$ 2,713,000	Wells Fargo & Co.	83,900	$ 2,943,212
Consumer Discretionary 9.3%			EOG Resources, Inc.	10,000	1,257,100			30,952,026
Bed Bath & Beyond, Inc.*	25,000	$ 1,418,750	Marathon Oil Corp.	100,000	3,350,000	Health Care 14.3%
Gap, Inc.	40,000	1,316,800	Marathon Petroleum			Aetna, Inc.	28,000	1,321,320
McDonald's Corp.	20,000	1,918,000	Corp.	30,000	2,486,400	Amgen, Inc.	30,000	2,742,300
Nike, Inc.	30,000	1,633,800	McDermott Int'l., Inc.*	75,000	954,000	Becton Dickinson & Co.	25,000	2,201,500
Omnicom Group, Inc.	40,000	2,301,200	Noble Energy, Inc.	15,000	1,662,450	Bristol-Myers Squibb Co.	65,000	2,403,050
Staples, Inc.	45,000	593,100	Williams Cos., Inc.	50,000	1,735,500	Covidien PLC	25,000	1,589,250
					19,885,950
Time Warner Cable, Inc.	30,000	2,591,700	Financials 15.2%			Forest Laboratories, Inc.*	35,000	1,288,000
Time Warner, Inc.	75,000	3,987,750	ACE Ltd.	25,000	2,134,750	Gilead Sciences, Inc.*	38,000	1,622,980
TJX Cos., Inc.	40,000	1,798,800				Johnson & Johnson	51,500	3,919,665
			American Express Co.	40,000	2,486,000
						Merck & Co., Inc.	60,000	2,563,800
TRW Automotive Holdings Corp.*	22,000	1,291,180	Bank of America Corp.	130,000	1,459,900	Pfizer, Inc.	150,000	4,105,500
		18,851,080	Bank of New York Mellon Corp.	60,000	1,628,400	Stryker Corp.	26,000	1,660,880
Consumer Staples 10.3%			Chubb Corp.	28,500	2,394,855	UnitedHealth Group, Inc.	25,000	1,336,250
CVS Caremark Corp.	40,000	2,044,800	CME Group, Inc.	22,500	1,345,950	Zimmer Holdings, Inc.	30,000	2,248,800
HJ Heinz Co.	50,000	3,621,500	JPMorgan Chase & Co.	72,774	3,560,104			29,003,295
Kellogg Co.	50,000	3,025,000	McGraw-Hill Cos., Inc.	30,000	1,396,500	Industrials 12.9%
Kraft Foods Group, Inc.	21,666	1,050,151				Canadian Pacific Railway
Mondelez Int'l. Inc	65,000	1,797,250	MetLife, Inc.	50,000	1,772,000	Ltd.	35,000	4,253,200
PepsiCo, Inc.	65,000	4,925,050	Morgan Stanley	60,000	1,353,000	Danaher Corp.	60,000	3,696,000
Procter & Gamble Co.	60,000	4,570,800	PNC Financial Services			Emerson Electric Co.	75,000	4,252,500
		21,034,551	Group, Inc.	10,500	655,095	FedEx Corp.	30,000	3,162,900
			The Travelers Cos., Inc.	43,000	3,458,060
Energy 9.8%			Toronto-Dominion Bank	20,000	1,645,800	Parker Hannifin Corp.	40,000	3,779,200
Apache Corp.	20,000	1,485,400	US Bancorp	80,000	2,718,400	Precision Castparts Corp.	25,000	4,664,750
Baker Hughes, Inc.	30,000	1,344,600				Verisk Analytics, Inc.*	40,000	2,340,800
ConocoPhillips	50,000	2,897,500						26,149,350

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund
(Unaudited)

					Principal
		Value			Amount		Value
	Shares	(Note 2)			(M=$1,000)		(Note 2)
Information Technology 16.7%			Corporate Short-Term Notes 1.7%
Accenture PLC	35,000	$ 2,602,600	United Parcel Service, Inc.
Activision Blizzard, Inc.	63,300	905,190	0.06%, 03/04/13
			(Cost $3,499,983)		3,500	M	$ 3,499,983
Altera Corp.	30,000	1,062,600
			Total Investments 99.9%
Broadcom Corp.	40,000	1,364,400	(Cost $152,223,201)†				203,245,914
Check Point Software
Technologies Ltd.*	45,000	2,362,950	Other Assets in Excess of
Cisco Systems, Inc.	100,000	2,085,000	Liabilities 0.1%				142,006
Dell, Inc.	100,000	1,395,000
EMC Corp.*	100,000	2,301,000	Net Assets 100.0%				$ 203,387,920
Int'l. Business Machines Corp.	20,000	4,016,600	*	Non-income producing.
KLA-Tencor Corp.	30,000	1,642,800
			†	Cost for federal income tax purposes is $152,223,201.
Microsoft Corp.	110,890	3,082,742	At February 28, 2013 unrealized appreciation for
NetApp, Inc.*	45,000	1,522,350	federal income tax purposes aggregated $51,022,713
			of which $60,051,697 related to appreciated
Riverbed Technology, Inc.*	84,000	1,283,520	securities and $9,028,984 related to depreciated
Synopsys, Inc.*	58,000	2,031,740	securities.
Texas Instruments, Inc.	106,080	3,645,969	ADR	- American Depositary Receipt
Visa, Inc.	10,000	1,586,400
Western Union Co.	75,000	1,052,250
		33,943,111
Materials 3.3%
Crown Holdings, Inc.*	100,000	3,887,000
Praxair, Inc.	25,000	2,826,250
		6,713,250
Telecommunication Services 2.1%
AT&T, Inc.	35,000	1,256,850
Rogers Communications, Inc.	50,000	2,374,500
Verizon Communications, Inc.	15,000	697,950
		4,329,300
Utilities 1.1%
AES Corp.	200,000	2,324,000
Total Domestic Common Stocks
(Cost $143,107,952)		193,185,913
Foreign Stocks & ADR's 2.1%
Germany 1.4%
SAP AG ADR	36,000	2,815,200
Mexico 0.7%
America Movil SA de CV ADR	70,000	1,462,300
Total Foreign Stocks & ADR's
(Cost $3,332,748)		4,277,500
Institutional Money Market Funds 1.1%
State Street Institutional US
Government Money Market Fund
(Cost $2,282,518)	2,282,518	2,282,518

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of fifteen separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES
OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Capital Growth Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C and Class I
Sentinel Conservative Strategies Fund	Class A, Class C and Class I
Sentinel Georgia Municipal Bond Fund (a non-diversified series)	Class I
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel Growth Leaders Fund (a non-diversified series)	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Mid Cap Fund	Class A, Class C and Class I
Sentinel Mid Cap II Fund (a non-diversified series)	Class A, Class C and Class I
Sentinel Short Maturity Government Fund	Class A and Class S
Sentinel Small Company Fund	Class A, Class C and Class I
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Sustainable Mid Cap Opportunities Fund	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C and Class I

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In May 2011, the Financial Accounting Standards Board (”FASB”) issued Accounting Standards Update (“ASU”) 2011-4 to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011. Management has evaluated the implications of these changes on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, domestic Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.
  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign Exchange Traded Funds, forward foreign currency contracts, non- exchange traded derivatives and OTC securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of February 28, 2013 were as follows:

	Quoted Prices	Other
	(Unadjusted) in	Significant		Significant
Active Markets for		Observable		Unobservable
	Identical Assets	Inputs		Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)		(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Agency Discount Notes	$–	$18,999,961	$	– $	18,999,961
Collateralized Mortgage
Obligations	–	3,100,646		–	3,100,646
Commercial Mortgage-
Backed Securities	–	1,264,703		–	1,264,703
Corporate Bonds	–	28,762,259		–	28,762,259
Corporate Short-Term
Notes	–	2,877,974		–	2,877,974
Domestic Common Stocks	169,080,436	–		–	169,080,436
Domestic Exchange
Traded Funds	1,974,050	–		–	1,974,050
Foreign Stocks & ADR’s	5,565,700	–		–	5,565,700
Institutional Money
Market Funds	–	3,024,998		–	3,024,998
Mortgage-Backed
Securities	–	30,995,629		–	30,995,629
Totals	$176,620,186	$89,026,170	$	– $	265,646,356

Capital Growth:
Corporate Short-Term
Notes	$–	$1,499,993	$	– $	1,499,993

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Domestic Common Stocks	108,195,593	–	–	108,195,593
Domestic Exchange
Traded Funds	825,984	–	–	825,984
Foreign Stocks & ADR’s:
Switzerland	–	1,549,192	–	1,549,192
All Other Foreign Stocks
& ADR’s	2,160,328	–	–	2,160,328
Institutional Money
Market Funds	–	573,358	–	573,358
Totals	$111,181,905	$3,622,543	$–	$114,804,448

Common Stock:
Agency Discount Notes	$–	$16,199,859	$–	$16,199,859
Corporate Short-Term
Notes	–	19,999,639	–	19,999,639
Domestic Common Stocks	1,934,352,699	–	–	1,934,352,699
Domestic Exchange
Traded Funds	13,666,500	–	–	13,666,500
Foreign Stocks & ADR’s	77,627,580	–	–	77,627,580
Institutional Money
Market Funds	–	4,407,746	–	4,407,746
U.S. Treasury Obligations	–	15,799,751	–	15,799,751
Totals	$2,025,646,779	$56,406,995	$–	$2,082,053,774

Conservative Strategies:
Agency Discount Notes	$–	$25,000,000	$–	$25,000,000
Collateralized Mortgage
Obligations	–	3,086,158	–	3,086,158
Commercial Mortgage-
Backed Securities	–	1,264,703	–	1,264,703
Corporate Bonds	–	68,119,537	–	68,119,537
Domestic Common Stocks	90,361,368	–	–	90,361,368
Foreign Stocks & ADR’s:
China	544,560	–	–	544,560
France	–	1,290,144	–	1,290,144
Hong Kong	–	544,252	–	544,252
Japan	–	1,695,415	–	1,695,415
Netherlands	437,237	–	–	437,237
Singapore	–	514,777	–	514,777
South Africa	–	623,323	–	623,323
South Korea	–	1,031,746	–	1,031,746
Spain	–	663,950	–	663,950
Switzerland	813,600	2,669,476	–	3,483,076
United Kingdom	–	1,501,045	–	1,501,045

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
Active Markets for		Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Institutional Money
Market Funds	–	6,105,930	–	6,105,930
Mortgage-Backed
Securities	–	29,888,076	–	29,888,076
Totals	$92,156,765	$143,998,532	$–	$236,155,297

Georgia Municipal Bond:
Institutional Money
Market Funds	$–	$1,139,437	$–	$1,139,437
Municipal Bonds	–	15,954,031	–	15,954,031
Totals	$–	$17,093,468	$–	$17,093,468

Government Securities:
Collateralized Mortgage
Obligations	$–	$142,045,444	$–	$142,045,444
Institutional Money
Market Funds	–	1,393,207	–	1,393,207
Mortgage-Backed
Securities	–	810,070,375	–	810,070,375
Totals	$–	$953,509,026	$–	$953,509,026

Growth Leaders:
Domestic Common Stocks $	25,404,500	$–	$–	$25,404,500
Domestic Exchange
Traded Funds	370,928	–	–	370,928
Institutional Money
Market Funds	–	778,353	–	778,353
Totals	$25,775,428	$778,353	$–	$26,553,781

International Equity:
Agency Discount Notes	$–	$2,000,000	$–	$2,000,000
Corporate Short-Term
Notes	–	2,799,975	–	2,799,975
Domestic Common Stocks	6,637,100	–	–	6,637,100
Foreign Stocks & ADR’s:
Australia	–	2,650,562	–	2,650,562
Brazil	2,119,200	–	–	2,119,200
China	1,905,960	1,402,857	–	3,308,817
Denmark	2,275,000	–	–	2,275,000
France	1,750,700	14,760,491	–	16,511,191
Germany	–	12,264,743	–	12,264,743
Hong Kong	–	6,358,760	–	6,358,760
India	–	1,409,797	–	1,409,797
Japan	–	18,988,025	–	18,988,025

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
Active Markets for		Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Netherlands	1,912,911	–	–	1,912,911
Singapore	–	2,745,478	–	2,745,478
South Africa	–	2,434,854	–	2,434,854
South Korea	–	5,126,775	–	5,126,775
Spain	–	3,873,043	–	3,873,043
Switzerland	–	21,817,721	–	21,817,721
Taiwan	–	1,984,098	–	1,984,098
United Kingdom	–	24,884,300	–	24,884,300
Institutional Money
Market Funds	–	556,263	–	556,263
Totals	$16,600,871	$126,057,742	$–	$142,658,613

Mid Cap:
Corporate Short-Term
Notes	$–	$4,699,983	$–	$4,699,983
Domestic Common Stocks	91,027,858	–	–	91,027,858
Domestic Exchange
Traded Funds	1,571,551	–	–	1,571,551
Foreign Stocks & ADR’s	1,999,169	–	–	1,999,169
Institutional Money
Market Funds	–	660,278	–	660,278
Real Estate Investment
Trusts	1,260,379	–	–	1,260,379
Totals	$95,858,957	$5,360,261	$–	$101,219,218

Mid Cap II:
Domestic Common Stocks	$ 44,786,644	$–	$–	$44,786,644
Foreign Stocks & ADR’s	998,819	–	–	998,819
Institutional Money
Market Funds	–	1,482,756	–	1,482,756
Real Estate Investment
Trusts	641,476	–	–	641,476
Totals	$46,426,939	$1,482,756	$–	$47,909,695

Short Maturity
Government:
Agency Discount Notes	$–	$35,000,000	$–	$35,000,000
Collateralized Mortgage
Obligations	–	1,468,717,613	–	1,468,717,613
Institutional Money
Market Funds	–	4,505,929	–	4,505,929
Mortgage-Backed
Securities	–	213,616,822	–	213,616,822
Totals	$–	$1,721,840,364	$–	$1,721,840,364

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
Active Markets for		Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total

Small Company:
Domestic Common Stocks	$ 1,147,228,567	$–	$–	$1,147,228,567
Domestic Exchange
Traded Funds	13,086,358	–	–	13,086,358
Foreign Stocks & ADR’s	15,953,058	–	–	15,953,058
Institutional Money
Market Funds	–	40,833,546	–	40,833,546
Real Estate Investment
Trusts	41,878,558	–	–	41,878,558
Totals	$1,218,146,541	$40,833,546	$–	$1,258,980,087

Sustainable Core
Opportunities:
Corporate Short-Term
Notes	$–	$3,499,983	$–	$3,499,983
Domestic Common Stocks	193,185,913	–	–	193,185,913
Foreign Stocks & ADR’s	4,277,500	–	–	4,277,500
Institutional Money
Market Funds	–	2,282,518	–	2,282,518
Totals	$197,463,413	$5,782,501	$–	$203,245,914

Sustainable Mid Cap
Opportunities:
Corporate Short-Term
Notes	$–	$3,499,983	$–	$3,499,983
Domestic Common Stocks	111,317,410	–	–	111,317,410
Foreign Stocks & ADR’s	2,542,787	–	–	2,542,787
Institutional Money
Market Funds	–	2,422,429	–	2,422,429
Real Estate Investment
Trusts	1,610,800	–	–	1,610,800
Totals	$115,470,997	$5,922,412	$–	$121,393,409

Total Return Bond:
Collateralized Mortgage
Obligations	$–	$3,146,079	$–	$3,146,079
Commercial Mortgage-
Backed Securities	–	1,264,703	–	1,264,703
Corporate Bonds	–	93,175,580	–	93,175,580
Institutional Money
Market Funds	–	45,163,469	–	45,163,469
Mortgage-Backed
Securities	–	39,045,552	–	39,045,552

	Quoted Prices	Other
	(Unadjusted) in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Totals	$–	$181,795,383	$–	$181,795,383

Liabilities:
Conservative Strategies:
Futures Contracts	$17,900	$–	$–	$17,900

Total Return Bond:
Futures Contracts	$33,246	$–	$–	$33,246

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the fiscal three months ended February 28, 2013.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal three months ended February 28, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30A-2(A)) are filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By (Signature and Title) /s/ JOHN BIRCH --------------------------------------------

                                                John Birch,

                               Chief Financial Officer

Date April 24, 2013
----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ CHRISTIAN THWAITES --------------------------------------------

                                                      Christian Thwaites,

                          President and Chief Executive Officer

Date April 24, 2013
----------------

By (Signature and Title) /s/ JOHN BIRCH --------------------------------------------

                                                John Birch,

                              Chief Financial Officer

Date April 24, 2013
----------------

Sentinel Sustainable Mid Cap Opportunities Fund
(Unaudited)
Fund Profile
at February 28, 2013
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Industrials	19.0%	Energy	6.8%
Information Technology	17.4%	Materials	5.4%
Health Care	14.4%	Consumer Staples	3.7%
Consumer Discretionary	13.9%	Utilities	1.4%
Financials	12.6%	Telecommunication Services	0.5%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Quanta Services, Inc.	1.6%	Raymond James Financial, Inc.	1.4%
Rockwood Holdings, Inc.	1.5%	IHS, Inc.	1.4%
Church & Dwight Co., Inc.	1.5%	Flowserve Corp.	1.3%
Steel Dynamics, Inc.	1.4%	IDEX Corp.	1.3%
ITC Holdings Corp.	1.4%	Dick's Sporting Goods, Inc.	1.3%
		Total of Net Assets	14.1%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at February 28, 2013 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 91.7%			Energy 6.8%			Health Care 13.5%
Consumer Discretionary 13.9%			Core Laboratories NV	8,400	$ 1,152,060	Bio-Rad Laboratories,
Ascena Retail Group,			FMC Technologies, Inc.*	18,740	972,793	Inc.*	8,410	$ 1,036,112
Inc.*	75,780	$ 1,272,346	Noble Corp.	42,090	1,507,664	Catamaran Corp.*	13,920	747,643
BorgWarner, Inc.*	11,760	875,062	Plains Exploration &			Dentsply Int'l., Inc.	31,030	1,285,263
Dana Holding Corp.	79,896	1,336,660	Production Co.*	35,100	1,592,487	Endo Pharmaceuticals
Darden Restaurants, Inc.	13,300	615,391	Range Resources Corp.	8,320	638,976	Holdings, Inc.*	31,290	969,990
			SM Energy Co.	18,730	1,084,093	Henry Schein, Inc.*	14,060	1,254,433
Dick's Sporting Goods, Inc.	32,440	1,622,000	Tidewater, Inc.	26,530	1,255,665	Hologic, Inc.*	34,090	744,185
Dollar Tree, Inc.*	23,740	1,072,692			8,203,738	IDEXX Laboratories, Inc.*	11,350	1,045,562
Hanesbrands, Inc.*	30,920	1,225,669	Financials 11.3%			Illumina, Inc.*	16,410	822,633
Jarden Corp.*	20,920	1,299,341	Affiliated Managers			Life Technologies Corp.*	20,100	1,168,413
John Wiley & Sons, Inc.	23,980	877,188	Group, Inc.*	7,250	1,060,167	Masimo Corp.	54,830	1,088,375
Morningstar, Inc.	11,840	811,987	City National Corp.	27,060	1,537,279	MEDNAX, Inc.*	17,350	1,485,507
O'Reilly Automotive, Inc.*	11,770	1,197,480	East West Bancorp, Inc.	52,770	1,298,142	Mettler-Toledo Int'l.,
PVH Corp.	12,860	1,566,991	Everest Re Group Ltd.	12,010	1,496,566	Inc.*	5,040	1,072,512
Tiffany & Co.	20,930	1,405,659	HCC Insurance Holdings,			Resmed, Inc.	33,280	1,480,627
Tractor Supply Co.	10,100	1,050,299	Inc.	35,820	1,432,800	Techne Corp.	13,640	927,384
			Invesco Ltd.	50,000	1,339,500	Varian Medical Systems,
Wolverine Inc. World Wide,	14,190	598,818	MSCI, Inc.*	18,360	608,267	Inc.*	17,330	1,224,018
		16,827,583	Raymond James					16,352,657
Consumer Staples 3.7%			Financial, Inc.	38,190	1,675,777	Industrials 19.0%
Church & Dwight Co., Inc.	29,050	1,799,938	Signature Bank*	14,490	1,076,172	Ametek, Inc.	31,110	1,301,331
Energizer Holdings, Inc.	10,100	928,493	WR Berkley Corp.	21,220	880,630	B/E Aerospace, Inc.*	28,260	1,486,759
Flowers Foods, Inc.	40,510	1,141,572	Zions Bancorporation	55,090	1,329,873	Cintas Corp.	27,050	1,187,495
					13,735,173	Donaldson Co., Inc.	41,360	1,490,201
Hain Celestial Group, Inc.*	11,120	608,820				Flowserve Corp.	10,170	1,632,285
		4,478,823

Sentinel Sustainable Mid Cap Opportunities Fund
(Unaudited)

		Value				Value
	Shares	(Note 2)		Shares		(Note 2)
Genesee & Wyoming,			Foreign Stocks & ADR's 2.1%
Inc.*	14,330	$ 1,282,822	Israel 1.2%
IDEX Corp.	31,970	1,628,232	NICE Systems Ltd. ADR*	42,650		$ 1,505,971
IHS, Inc.*	15,660	1,663,875
			United Kingdom 0.9%
Jacobs Engineering
Group, Inc.*	28,250	1,379,730	Shire Ltd. ADR	11,070		1,036,816
			Total Foreign Stocks & ADR's
JB Hunt Transport			(Cost $2,294,691)			2,542,787
Services, Inc.	16,350	1,136,652
MSC Industrial Direct Co.,			Real Estate Investment Trusts 1.3%
Inc.	17,960	1,532,347	Financials 1.3%
Quanta Services, Inc.*	68,070	1,933,188	Digital Realty Trust, Inc.	10,620		711,328
Regal-Beloit Corp.	20,470	1,581,921	Home Properties, Inc.(a)	14,410		899,472
Ritchie Bros Auctioneers,			Total Real Estate Investment Trusts
Inc.	29,790	678,616	(Cost $1,562,462)			1,610,800
Stericycle, Inc.*	16,603	1,592,560	Institutional Money Market Funds 2.0%
Waste Connections, Inc.	47,300	1,618,133	State Street Institutional US
		23,126,147	Government Money Market Fund
			(Cost $2,422,429)	2,422,429		2,422,429
Information Technology 16.2%
Altera Corp.	32,740	1,159,651		Principal
				Amount		Value
ANSYS, Inc.*	19,520	1,479,616		(M=$ 1,000)		(Note 2)
Dolby Laboratories, Inc.	30,410	969,471	Corporate Short-Term Notes 2.9%
F5 Networks, Inc.*	7,100	670,453	United Parcel Service, Inc.
Informatica Corp.*	28,450	996,034	0.06%, 03/04/13
Jack Henry & Associates,			(Cost $3,499,983)	3,500	M	3,499,983
Inc.	21,620	945,226	Total Investments 100.0%
Microchip Technology,			(Cost $105,471,417)†			121,393,409
Inc.	29,200	1,064,924
Micros Systems, Inc.*	36,300	1,553,640	Excess of Liabilities Over
			Other Assets 0.0%+			(31,363)
NeuStar, Inc.*	32,710	1,434,334
Nuance Communications,			Net Assets 100.0%			$121,362,046
Inc.*	54,410	1,001,688
Open Text Corp.*	26,420	1,452,043	* Non-income producing.
Plantronics, Inc.	32,260	1,302,014
			†	Cost for federal income tax purposes is $105,471,417.
Power Integrations, Inc.	34,960	1,461,678		At February 28, 2013 unrealized appreciation for
Riverbed Technology,				federal income tax purposes aggregated $15,921,992
Inc.*	74,180	1,133,470		of which $19,340,143 related to appreciated
				securities and $3,418,151 related to depreciated
Semtech Corp.*	50,160	1,533,391	securities.
Trimble Navigation Ltd.*	25,910	1,539,831
		19,697,464	(a)	Return of capital paid during the fiscal period.
			+ Represents less than 0.05% of net assets.
Materials 5.4%			ADR	- American Depositary Receipt
Airgas, Inc.	10,810	1,084,027
AptarGroup, Inc.	25,440	1,372,233
Ecolab, Inc.	8,180	626,179
Rockwood Holdings, Inc.	29,000	1,815,400
Steel Dynamics, Inc.	111,280	1,699,246
		6,597,085
Telecommunication Services 0.5%
tw telecom, Inc.*	24,460	619,327
Utilities 1.4%
ITC Holdings Corp.	19,870	1,679,413
Total Domestic Common Stocks
(Cost $95,691,852)		111,317,410

Sentinel Total Return Bond Fund
(Unaudited)
Fund Profile
at February 28, 2013
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			25.4%	4 yrs. to 5.99 yrs.			25.6%
1 yr. to 2.99 yrs.			12.6%	6 yrs. to 7.99 yrs.			27.1%
3 yrs. to 3.99 yrs.			4.0%	8 yrs. and over			5.3%
Average Effective Duration (for all Fixed Income Holdings) 4.2 years*
Top 10 Holdings**
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNMA 995371	4.50%	03/01/34	5.2%	FHLMC C09019	3.00%	12/01/42	1.9%
FNMA AJ8604	3.00%	02/01/27	2.1%	Ericsson LM	4.125%	05/15/22	1.5%
GNMA II MA0699	3.50%	01/20/43	2.1%	Realty Income Corp.	2.00%	01/31/18	1.5%
GNMA II MA0625	3.50%	12/20/42	2.0%	GNMA II MA0534	3.50%	11/20/42	1.5%
FNMA AL2302	4.50%	08/01/41	2.0%	American Axle & Manufacturing, Inc.	6.625%	10/15/22	1.4%
				Total of Net Assets			21.2%

*The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at February 28, 2013 (Unaudited)

Principal					Principal				Principal
	Amount		Value		Amount		Value		Amount		Value
(M=$1,000)			(Note 2)		(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)
U.S. Government Obligations 22.9%				30-Year:				Corporate Bonds 50.7%
U.S. Government				FNMA 995371				Basic Industry 5.9%
Agency Obligations 22.9%				4.5%, 03/01/34	8,812	M	$ 9,530,712	Allegheny Technologies, Inc.
				FNMA AL2302				5.95%, 01/15/21	1,820	M	$ 2,036,041
Federal Home Loan Mortgage				4.5%, 08/01/41	3,329	M	3,651,164	Ardagh Packaging Finance PLC
Corporation 5.2%				FNMA AB5666				7%, 11/15/20(a)	2,055	M	2,065,275
Mortgage-Backed Securities:				3.5%, 07/01/42	1,910	M	2,028,158	Brookfield Residential Properties, Inc.
							15,210,034
30-Year:				Total Federal National				6.5%, 12/15/20(a)	2,000	M	2,130,000
FGLMC A79255				Mortgage Association			21,397,773	FMG Resources August 2006 Pty Ltd.
5%, 11/01/37	903	M	$ 972,103					6.875%, 04/01/22(a)	750	M	805,313
				Government National Mortgage
FHLMC G08505				Corporation 6.1%				Methanex Corp.
3%, 09/01/42	2,454	M	2,530,855					3.25%, 12/15/19	2,015	M	2,050,964
FHLMC Q11061				Collateralized Mortgage Obligations:				Weekley Homes LLC
3.5%, 09/01/42	2,410	M	2,545,044	GNR 12-147 Interest Only				6%, 02/01/23(a)	1,750	M	1,793,750
FHLMC C09019				0.6024%, 04/16/54	15,560	M	934,760				10,881,343
3%, 12/01/42	3,458	M	3,566,210	Mortgage-Backed Securities:				Capital Goods 2.9%
Total Federal Home Loan Mortgage				30-Year:				Interface Security Systems Holdings, Inc.
Corporation			9,614,212	GNMA II MA0534				9.25%, 01/15/18(a)	2,010	M	2,055,225
Federal National Mortgage				3.5%, 11/20/42	2,474	M	2,655,813	Smiths Group PLC
Association 11.6%				GNMA II MA0625				3.625%, 10/12/22(a)	2,000	M	1,990,634
Collateralized Mortgage Obligations:				3.5%, 12/20/42	3,481	M	3,736,088	United Technologies Corp.
FNR 10-155 PC				GNMA II MA0699				3.1%, 06/01/22	1,250	M	1,310,131
4%, 02/25/40	2,000	M	2,211,319	3.5%, 01/20/43	3,590	M	3,852,985				5,355,990
							10,244,886
Mortgage-Backed Securities:				Total Government				Consumer Cyclical 6.6%
15-Year:				National Mortgage				American Axle & Manufacturing, Inc.
FNMA AJ8604				Corporation			11,179,646	6.625%, 10/15/22	2,500	M	2,568,750
3%, 02/01/27	3,770	M	3,976,420	Total U.S. Government Obligations
				(Cost $42,082,761)			42,191,631

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund
(Unaudited)

	Principal				Principal				Principal
	Amount		Value		Amount		Value		Amount		Value
	(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)
Chrysler Group LLC				FirstMerit Corp.				Transportation 0.6%
8.25%, 06/15/21	2,000	M	$ 2,225,000	4.35%, 02/04/23	995	M	$ 1,024,639	Penske Truck Leasing Co Lp
Continental Rubber America Corp.				Goldman Sachs Group, Inc.				2.5%, 07/11/14(a)	1,000	M	$ 1,017,173
4.5%, 09/15/19(a)	2,000	M	2,050,000	5.75%, 01/24/22	1,160	M	1,363,326	Utilities 0.1%
Ford Motor Credit Co. LLC				JPMorgan Chase & Co.				NRG Energy, Inc.
5.875%, 08/02/21	1,785	M	2,039,306	4.5%, 01/24/22	1,225	M	1,366,049	6.625%, 03/15/23(a)	250	M	267,500
Ltd Brands, Inc.				People's United Financial, Inc.				Total Corporate Bonds
5.625%, 02/15/22	750	M	796,875	3.65%, 12/06/22	1,000	M	1,017,458	(Cost $91,062,425)			93,175,580
Macy's Retail Holdings, Inc.				SLM Corp.				Commercial Mortgage-Backed Securities 0.7%
3.875%, 01/15/22	1,305	M	1,366,533	6%, 01/25/17	500	M	543,750
MGM Resorts Int'l.				7.25%, 01/25/22	500	M	553,250	Financials 0.7%
6.625%, 12/15/21	1,125	M	1,165,781				10,676,667	Morgan Stanley Capital I Trust
			12,212,245	Insurance 2.9%				5.508%, 02/12/44
								(Cost $1,272,225)	1,250	M	1,264,703
Consumer Non-Cyclical 2.5%				Infinity Property & Casualty Corp.
Pernod-Ricard SA				5%, 09/19/22	1,940	M	2,032,464				Space
4.45%, 01/15/22(a)	1,240	M	1,367,483	Prudential Financial, Inc.							Value
									Shares		(Note 2)
SABMiller Holdings, Inc.				4.5%, 11/16/21	2,000	M	2,225,976
3.75%, 01/15/22(a)	1,500	M	1,605,869	XL Group PLC				Institutional Money Market Funds 24.6%
Tervita Corp.				6.5%, 12/31/49(b)(c)	1,125	M	1,102,500	State Street Institutional US
8%, 11/15/18(a)	1,535	M	1,583,928				5,360,940	Government Money Market Fund
			4,557,280	Media 4.2%				(Cost $45,163,469)	45,163,469		45,163,469
								Total Investments 98.9%
Energy 11.3%				CBS Corp.				(Cost $179,580,880)†			181,795,383
Access Midstream Partners LP				3.375%, 03/01/22	1,500	M	1,521,854
4.875%, 05/15/23	2,095	M	2,076,669	Cequel Communications Holdings I LLC				Other Assets in Excess of
FMC Technologies, Inc.				6.375%, 09/15/20(a)	1,875	M	1,947,656	Liabilities 1.1%			2,104,926
3.45%, 10/01/22	1,000	M	1,016,545	DIRECTV Holdings LLC
Halcon Resources Corp.				3.8%, 03/15/22	2,030	M	2,041,873	Net Assets 100.0%			$183,900,309
8.875%, 05/15/21(a)	1,930	M	2,084,400	NBCUniversal Media LLC
				4.375%, 04/01/21	1,000	M	1,128,246
NFR Energy LLC								†	Cost for federal income tax purposes is $179,580,880.
9.75%, 02/15/17	1,505	M	1,520,050	Time Warner, Inc.				At February 28, 2013 unrealized appreciation for
Penn Virginia Resource Partners LP				3.4%, 06/15/22	1,000	M	1,026,191	federal income tax purposes aggregated $2,214,503
8.375%, 06/01/20(a)	1,298	M	1,375,350				7,665,820	of which $2,394,018 related to appreciated securities
								and $179,515 related to depreciated securities.
Phillips 66				Real Estate 2.6%
4.3%, 04/01/22	2,000	M	2,207,970	Health Care Reality, Inc.				(a)	Security exempt from registration under Rule 144A of
				4.95%, 01/15/21	800	M	891,710	the Securities Act of 1933, as amended. These
QEP Resources, Inc.								securities may be resold in transactions exempt from
5.375%, 10/01/22	1,000	M	1,052,500	Realty Income Corp.				registration, normally to qualified institutional
Rex Energy Corp.				2%, 01/31/18	2,720	M	2,730,213	buyers. At February 28, 2013, the market value of
8.875%, 12/01/20(a)	2,000	M	2,045,000	UDR, Inc.				rule 144A securities amounted to $28,473,018 or
Rowan Cos, Inc.				4.625%, 01/10/22	1,000	M	1,107,709	15.48% of net assets.
4.875%, 06/01/22	1,000	M	1,089,701				4,729,632	(b) Step Up/Down.
Seadrill Ltd.				Technology 2.5%
5.625%, 09/15/17(a)	200	M	203,500					(c)	XL Capital Ltd. is currently fixed at 6.5%. On April
				Cricket Communications, Inc.				15th, 2017 it converts to a variable rate that floats on
Transocean, Inc.				7.75%, 10/15/20	1,970	M	2,019,250	the 15th of January, April, July, and October. The
3.8%, 10/15/22	2,050	M	2,053,350					interest rate will equal the 3-month Libor rate plus
				First Data Corp.				2.4575%
Trinidad Drilling Ltd.				11.25%, 03/31/16	1,180	M	1,172,625
7.875%, 01/15/19(a)	1,935	M	2,084,962	Tech Data Corp.
Weatherford Int'l. Ltd				3.75%, 09/21/17	1,310	M	1,367,073
5.125%, 09/15/20	1,865	M	2,017,451				4,558,948
			20,827,448	Telecommunications 2.8%
Financials 5.8%				Ericsson LM
Ally Financial, Inc.				4.125%, 05/15/22	2,650	M	2,742,631
5.5%, 02/15/17	1,915	M	2,085,429	Sprint Nextel Corp.
Bank of America Corp.				6%, 11/15/22	1,250	M	1,268,750
5.7%, 01/24/22	1,150	M	1,362,682	Verizon Communications, Inc.
Citigroup, Inc.				3.5%, 11/01/21	1,000	M	1,053,213
4.5%, 01/14/22	1,220	M	1,360,084				5,064,594

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

At February 28, 2013, the following futures contracts were outstanding with $588,605 in cash segregated with the broker for margin maintenance purposes:

			Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)
Short, 130 U.S. Treasury 10-Year Bond futures contracts	3/13	17,101,094	$ (16,533)
Short, 113 U.S. Treasury 30-Year Bond futures contracts	3/13	16,247,281	(16,713)
Net payments of variation margin and/or brokerage fees			-
Variation margin payable/(receivable) on open futures contracts			$ (33,246)

The accompanying notes are an integral part of the financial statements.